UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07747
Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2024

Nuveen Arizona Municipal Bond Fund
Class A Shares/FAZTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$82	0.82%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 3.59% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Arizona Index, which returned 3.3%.

•  Top contributors to relative performance

»   Duration positioning, specifically an underweight allocation to bonds with durations below eight years and an overweight allocation to the eight years and longer category, which benefited from the flattening yield curve.

»   Security selection across a diverse group of holdings.

»   Credit ratings allocation, notably an underweight to AAA rated bonds, which underperformed, and overweight to non-rated bonds, which outperformed as credit spreads narrowed.

•  Top detractors from relative performance

»   Overweight allocation to the dedicated tax sector, which underperformed.

»   Overweight allocation to the incremental tax sector, which underperformed.

»   Overweight allocation to AA rated bonds, as high grade bonds lagged.
Performance Attribution Duration positioning Security selection AAA rated bonds and non‑rated bonds Dedicated tax sector Incremental tax sector AA rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,439
$12,352
$11,832
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Arizona Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.59%	0.63%	2.14%
Class A Shares at maximum sales charge (Offering Price)	(0.80)	(0.23)	1.70
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Arizona Index	3.30	1.05	2.21
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$157,272,729
Total number of portfolio holdings	189
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$818,196

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L104_AR_0524 3668289-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Arizona Municipal Bond Fund
Class I Shares/NMARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$62	0.62%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 3.78% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Arizona Index, which returned 3.3%.

•  Top contributors to relative performance

»   Duration positioning, specifically an underweight allocation to bonds with durations below eight years and an overweight allocation to the eight years and longer category, which benefited from the flattening yield curve.

»   Security selection across a diverse group of holdings.

»   Credit ratings allocation, notably an underweight to AAA rated bonds, which underperformed, and overweight to non-rated bonds, which outperformed as credit spreads narrowed.

•  Top detractors from relative performance

»   Overweight allocation to the dedicated tax sector, which underperformed.

»   Overweight allocation to the incremental tax sector, which underperformed.

»   Overweight allocation to AA rated bonds, as high grade bonds lagged.
Performance Attribution Duration positioning Security selection AAA rated bonds and non‑rated bonds Dedicated tax sector Incremental tax sector AA rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.78%	0.82%	2.34%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Arizona Index	3.30	1.05	2.21
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$157,272,729
Total number of portfolio holdings	189
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$818,196

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L401_AR_0524 3668289-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Arizona Municipal Bond Fund
Class C Shares/FZCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$162	1.62%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 2.85% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 3.3%.

•  Top detractors from relative performance

»   Overweight allocation to the dedicated tax sector, which underperformed.

»   Overweight allocation to the incremental tax sector, which underperformed.

»   Overweight allocation to AA rated bonds, as high grade bonds lagged.

•  Top contributors to relative performance

»   Duration positioning, specifically an underweight allocation to bonds with durations below eight years and an overweight allocation to the eight years and longer category, which benefited from the flattening yield curve.

»   Security selection across a diverse group of holdings.

»   Credit ratings allocation, notably an underweight to AAA rated bonds, which underperformed, and overweight to non-rated bonds, which outperformed as credit spreads narrowed.
Performance Attribution Dedicated tax sector Incremental tax sector AA rated bonds Duration positioning Security selection AAA rated bonds and non‑rated bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.85%	(0.17)%	1.48%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Arizona Index	3.30	1.05	2.21
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$157,272,729
Total number of portfolio holdings	189
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$818,196

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L633_AR_0524 3668289-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Colorado Municipal Bond Fund
Class A Shares/FCOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$78	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 3.18% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.48%.

•  Top detractors from relative performance

»   Credit ratings allocation, primarily driven by an underweight to non-rated bonds, which outperformed, and an overweight to AA rated bonds, which underperformed.

»   An underweight to the industrial development revenue (IDR) sector, which outperformed, and exposure to airports, which underperformed.

»   Exposures to the underperforming pre-refunded, dedicated tax, higher education, and water and sewer sectors.

•  Top contributors to relative performance

»   Duration positioning, where an underweight to the intermediate duration segment and overweight to longer-duration bonds were favorable as the yield curve flattened.

»   Sector allocation, particularly the overweight to the incremental tax sector, which outperformed.
Performance Attribution Credit ratings allocation IDR and airport sectors Pre-refunded, dedicated tax, higher education, and water and sewer sectors Duration positioning Incremental tax sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$13,095
$12,597
$12,551
$12,063
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Colorado Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.18%	0.75%	2.34%
Class A Shares at maximum sales charge (Offering Price)	(1.18)	(0.12)	1.89
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Colorado Index	3.48	1.31	2.73
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$469,982,465
Total number of portfolio holdings	297
Portfolio turnover (%)	30%
Total advisory fees paid for the year	$2,276,818

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L609_AR_0524 3668327-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Colorado Municipal Bond Fund
Class I Shares/FCORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$58	0.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 3.36% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Colorado Index, which returned 3.48%.

•  Top contributors to relative performance

»   Duration positioning, where an underweight to the intermediate duration segment and overweight to longer-duration bonds were favorable as the yield curve flattened.

»   Sector allocation, particularly the overweight to the incremental tax sector, which outperformed.

•  Top detractors from relative performance

»   Credit ratings allocation, primarily driven by an underweight to non-rated bonds, which outperformed, and an overweight to AA rated bonds, which underperformed.

»   An underweight to the industrial development revenue (IDR) sector, which outperformed, and exposure to airports, which underperformed.

»   Exposures to the underperforming pre-refunded, dedicated tax, higher education, and water and sewer sectors.
Performance Attribution Duration positioning Incremental tax sector Credit ratings allocation IDR and airport sectors Pre-refunded, dedicated tax, higher education, and water and sewer sectors

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.36%	0.93%	2.53%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Colorado Index	3.48	1.31	2.73
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$469,982,465
Total number of portfolio holdings	297
Portfolio turnover (%)	30%
Total advisory fees paid for the year	$2,276,818

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L880_AR_0524 3668327-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Colorado Municipal Bond Fund
Class C Shares/FAFKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$158	1.58%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 2.33% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.48%.

•  Top detractors from relative performance

»   Credit ratings allocation, primarily driven by an underweight to non-rated bonds, which outperformed, and an overweight to AA rated bonds, which underperformed.

»   An underweight to the industrial development revenue (IDR) sector, which outperformed, and exposure to airports, which underperformed.

»   Exposures to the underperforming pre-refunded, dedicated tax, higher education, and water and sewer sectors.

•  Top contributors to relative performance

»   Duration positioning, where an underweight to the intermediate duration segment and overweight to longer-duration bonds were favorable as the yield curve flattened.

»   Sector allocation, particularly the overweight to the incremental tax sector, which outperformed.
Performance Attribution Credit ratings allocation IDR and airport sectors Pre-refunded, dedicated tax, higher education, and water and sewer sectors Duration positioning Incremental tax sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.33%	(0.07)%	1.68%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Colorado Index	3.48	1.31	2.73
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$469,982,465
Total number of portfolio holdings	297
Portfolio turnover (%)	30%
Total advisory fees paid for the year	$2,276,818

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund. Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L625_AR_0524 3668327-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Maryland Municipal Bond Fund
Class A Shares/NMDAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$80	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 3.37% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 2.01%.

•  Top contributors to relative performance

»   Duration positioning, especially an overweight to bonds with durations of 10 years and longer, which outperformed as the yield curve flattened.

»   Credit ratings allocations, primarily overweight exposures to non-rated, BBB and A rated bonds, which performed well as spreads contracted.

»   An overweight to hospitals, which outperformed, and an underweight to general obligation (GO) bonds, which lagged.

•  Top detractors from relative performance

»   Exposure to multi-family housing, which underperformed due to their generally lower coupons and higher credit ratings.

»   Holdings in lower-coupon bonds, including zero-coupon, high quality credits, which underperformed.
Performance Attribution Duration positioning Credit ratings allocation Hospital and GO sectors Multi-family housing sector Lower coupon bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,177
$11,987
$11,666
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Maryland Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.37%	0.59%	1.99%
Class A Shares at maximum sales charge (Offering Price)	(1.01)	(0.27)	1.55
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Maryland Index	2.01	0.72	1.83
Lipper Maryland Municipal Debt Funds Classification Average	2.92	0.48	1.62
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$264,311,761
Total number of portfolio holdings	214
Portfolio turnover (%)	18%
Total advisory fees paid for the year	$1,243,796

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L831_AR_0524 3668360-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Maryland Municipal Bond Fund
Class I Shares/NMMDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$60	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 3.7% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 2.01%.

•  Top contributors to relative performance

»   Duration positioning, especially an overweight to bonds with durations of 10 years and longer, which outperformed as the yield curve flattened.

»   Credit ratings allocations, primarily overweight exposures to non-rated, BBB and A rated bonds, which performed well as spreads contracted.

»   An overweight to hospitals, which outperformed, and an underweight to general obligation (GO) bonds, which lagged.

•  Top detractors from relative performance

»   Exposure to multi-family housing, which underperformed due to their generally lower coupons and higher credit ratings.

»   Holdings in lower-coupon bonds, including zero-coupon, high quality credits, which underperformed.
Performance Attribution Duration positioning Credit ratings allocation Hospital and GO sectors Multi-family housing sector Lower coupon bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.70%	0.80%	2.20%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Maryland Index	2.01	0.72	1.83
Lipper Maryland Municipal Debt Funds Classification Average	2.92	0.48	1.62
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$264,311,761
Total number of portfolio holdings	214
Portfolio turnover (%)	18%
Total advisory fees paid for the year	$1,243,796

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L799_AR_0524 3668360-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Maryland Municipal Bond Fund
Class C Shares/NACCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$160	1.60%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 2.56% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 2.01%.

•  Top contributors to relative performance

»   Duration positioning, especially an overweight to bonds with durations of 10 years and longer, which outperformed as the yield curve flattened.

»   Credit ratings allocations, primarily overweight exposures to non-rated, BBB and A rated bonds, which performed well as spreads contracted.

»   An overweight to hospitals, which outperformed, and an underweight to general obligation (GO) bonds, which lagged.

•  Top detractors from relative performance

»   Exposure to multi-family housing, which underperformed due to their generally lower coupons and higher credit ratings.

»   Holdings in lower-coupon bonds, including zero-coupon, high quality credits, which underperformed.
Performance Attribution Duration positioning Credit ratings allocation Hospital and GO sectors Multi-family housing sector Lower coupon bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.56%	(0.21)%	1.34%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Maryland Index	2.01	0.72	1.83
Lipper Maryland Municipal Debt Funds Classification Average	2.92	0.48	1.62
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$264,311,761
Total number of portfolio holdings	214
Portfolio turnover (%)	18%
Total advisory fees paid for the year	$1,243,796

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L617_AR_0524 3668360-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen New Mexico Municipal Bond Fund
Class A Shares/FNMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$88	0.88%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 3.31% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 2.18%.

•  Top contributors to relative performance

»   Sector allocation, particularly an underweight to state general obligation (GO) bonds, which lagged, and an overweight to the dedicated tax sector, which outperformed because of its exposure to longer-duration and/or lower-rated bonds.

»   Duration positioning, especially an underweight to bonds with durations of eight years and shorter and an overweight to bonds with durations that were 10 years and longer , which benefited from the flattening yield curve.

•  Top detractors from relative performance

»   Security selection across a diverse group of holdings.
Performance Attribution Sector allocation Duration positioning Security selection

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,117
$11,919
$11,604
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond New Mexico Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.31%	0.78%	1.94%
Class A Shares at maximum sales charge (Offering Price)	(1.06)	(0.09)	1.50
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond New Mexico Index	2.18	0.85	1.77
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$68,264,839
Total number of portfolio holdings	77
Portfolio turnover (%)	6%
Total advisory fees paid for the year	$372,629

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L781_AR_0524 3668391-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen New Mexico Municipal Bond Fund
Class I Shares/FNMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$68	0.68%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 3.60% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 2.18%.

•  Top contributors to relative performance

»   Sector allocation, particularly an underweight to state general obligation (GO) bonds, which lagged, and an overweight to the dedicated tax sector, which outperformed because of its exposure to longer-duration and/or lower-rated bonds.

»   Duration positioning, especially an underweight to bonds with durations of eight years and shorter and an overweight to bonds with durations that were 10 years and longer , which benefited from the flattening yield curve.

•  Top detractors from relative performance

»   Security selection across a diverse group of holdings.
Performance Attribution Sector allocation Duration positioning Security selection

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.60%	1.00%	2.15%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond New Mexico Index	2.18	0.85	1.77
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$68,264,839
Total number of portfolio holdings	77
Portfolio turnover (%)	6%
Total advisory fees paid for the year	$372,629

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L757_AR_0524 3668391-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen New Mexico Municipal Bond Fund
Class C Shares/FNCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$168	1.68%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 2.59% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 2.18%.

•  Top contributors to relative performance

»   Sector allocation, particularly an underweight to state general obligation (GO) bonds, which lagged, and an overweight to the dedicated tax sector, which outperformed because of its exposure to longer-duration and/or lower-rated bonds.

»   Duration positioning, especially an underweight to bonds with durations of eight years and shorter and an overweight to bonds with durations that were 10 years and longer , which benefited from the flattening yield curve.

•  Top detractors from relative performance

»   Security selection across a diverse group of holdings.
Performance Attribution Sector allocation Duration positioning Security selection

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.59%	(0.02)%	1.30%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond New Mexico Index	2.18	0.85	1.77
Lipper Other States Municipal Debt Funds Classification Average	2.59	0.29	1.56
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$68,264,839
Total number of portfolio holdings	77
Portfolio turnover (%)	6%
Total advisory fees paid for the year	$372,629

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Stephen Candido, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L591_AR_0524 3668391-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Pennsylvania Municipal Bond Fund
Class A Shares/FPNTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$79	0.79%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned 4.00% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.90%.

•  Top contributors to relative performance

»   Credit ratings allocation, primarily an overweight to bonds rated A and lower, which benefited from narrowing credit spreads.

»   Duration positioning, where overweight exposure to the shortest and longest durations, and corresponding underweight to intermediate durations, benefited from the yield curve flattening.

»   Sector allocations, particularly overweights to revenue sectors such as hospitals, education (mainly colleges and universities) and transportation (particularly toll roads), which outperformed.

»   Equity position in Energy Harbor/Vistra Vision, whose shares prices increased before and after the merger transaction closed.

•  Top detractors from relative performance

»   Overweight exposure to Pennsylvania Housing Authority bonds, which lagged because of their generally higher quality and longer-duration.

»   Industrial development revenue (IDR) sector, where the Fund’s holdings had mixed performance.
Performance Attribution Credit ratings allocation Duration positioning Revenue sectors Energy Harbor/Vistra Vision equity Pennsylvania Housing Authority bonds IDR sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$12,691
$12,551
$12,528
$12,002
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Pennsylvania Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	4.00%	0.67%	2.28%
Class A Shares at maximum sales charge (Offering Price)	(0.36)	(0.19)	1.84
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Pennsylvania Index	2.90	1.04	2.41
Lipper Pennsylvania Municipal Debt Funds Classification Average	3.22	0.55	1.98
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$412,911,172
Total number of portfolio holdings	269
Portfolio turnover (%)	30%
Total advisory fees paid for the year	$2,093,659

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L740_AR_0524 3668425-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Pennsylvania Municipal Bond Fund
Class I Shares/NBPAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$59	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned 4.19% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.90%.

•  Top contributors to relative performance

»   Credit ratings allocation, primarily an overweight to bonds rated A and lower, which benefited from narrowing credit spreads.

»   Duration positioning, where overweight exposure to the shortest and longest durations, and corresponding underweight to intermediate durations, benefited from the yield curve flattening.

»   Sector allocations, particularly overweights to revenue sectors such as hospitals, education (mainly colleges and universities) and transportation (particularly toll roads), which outperformed.

»   Equity position in Energy Harbor/Vistra Vision, whose shares prices increased before and after the merger transaction closed.

•  Top detractors from relative performance

»   Overweight exposure to Pennsylvania Housing Authority bonds, which lagged because of their generally higher quality and longer-duration.

»   Industrial development revenue (IDR) sector, where the Fund’s holdings had mixed performance.
Performance Attribution Credit ratings allocation Duration positioning Revenue sectors Energy Harbor/Vistra Vision equity Pennsylvania Housing Authority bonds IDR sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	4.19%	0.88%	2.48%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Pennsylvania Index	2.90	1.04	2.41
Lipper Pennsylvania Municipal Debt Funds Classification Average	3.22	0.55	1.98
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$412,911,172
Total number of portfolio holdings	269
Portfolio turnover (%)	30%
Total advisory fees paid for the year	$2,093,659

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L716_AR_0524 3668425-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Pennsylvania Municipal Bond Fund
Class C Shares/FPCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$159	1.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned 3.17% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.90%.

•  Top contributors to relative performance

»   Credit ratings allocation, primarily an overweight to bonds rated A and lower, which benefited from narrowing credit spreads.

»   Duration positioning, where overweight exposure to the shortest and longest durations, and corresponding underweight to intermediate durations, benefited from the yield curve flattening.

»   Sector allocations, particularly overweights to revenue sectors such as hospitals, education (mainly colleges and universities) and transportation (particularly toll roads), which outperformed.

»   Equity position in Energy Harbor/Vistra Vision, whose shares prices increased before and after the merger transaction closed.

•  Top detractors from relative performance

»   Overweight exposure to Pennsylvania Housing Authority bonds, which lagged because of their generally higher quality and longer-duration.

»   Industrial development revenue (IDR) sector, where the Fund’s holdings had mixed performance.
Performance Attribution Credit ratings allocation Duration positioning Revenue sectors Energy Harbor/Vistra Vision equity Pennsylvania Housing Authority bonds IDR sector

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	3.17%	(0.14)%	1.63%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Pennsylvania Index	2.90	1.04	2.41
Lipper Pennsylvania Municipal Debt Funds Classification Average	3.22	0.55	1.98
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$412,911,172
Total number of portfolio holdings	269
Portfolio turnover (%)	30%
Total advisory fees paid for the year	$2,093,659

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Scott Romans, Ph.D. and Kristen DeJong, CFA were added as portfolio managers of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L583_AR_0524 3668425-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Virginia Municipal Bond Fund
Class A Shares/FVATX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$77	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 3.55% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Virginia Index, which returned 2.51%.

•  Top contributors to relative performance

»   Duration positioning, particularly an overweight to longer-duration bonds, which benefited from the yield curve flattening.

»   Credit ratings allocation, especially overweight exposures to A, BBB, below investment grade and non-rated bonds, which outperformed as credit spreads contracted.

»   Overweight to the toll road sector, which outperformed.

•  Top detractors from relative performance

»   Exposure to bonds with lower-coupon structures, especially those in the housing sector, which underperformed.

»   Exposure to the highest quality (AAA and AA rated) bonds in the 10-year duration range, which lagged.
Performance Attribution Yield curve positioning Lower rated bonds Toll road sector Lower coupon bonds High quality, 10-year duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$12,551
$12,309
$12,248
$11,738
Class A Shares (NAV)
Class A Shares (Offering Price)
S&P Municipal Bond Index
S&P Municipal Bond Virginia Index

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	3.55%	0.60%	2.05%
Class A Shares at maximum sales charge (Offering Price)	(0.84)	(0.26)	1.62
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Virginia Index	2.51	0.89	2.10
Lipper Virginia Municipal Debt Funds Classification Average	3.05	0.30	1.51
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$511,527,995
Total number of portfolio holdings	229
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,393,595

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L690_AR_0524 3668442-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Virginia Municipal Bond Fund
Class I Shares/NMVAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$57	0.57%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 3.75% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the S&P Municipal Bond Virginia Index, which returned 2.51%.

•  Top contributors to relative performance

»   Duration positioning, particularly an overweight to longer-duration bonds, which benefited from the yield curve flattening.

»   Credit ratings allocation, especially overweight exposures to A, BBB, below investment grade and non-rated bonds, which outperformed as credit spreads contracted.

»   Overweight to the toll road sector, which outperformed.

•  Top detractors from relative performance

»   Exposure to bonds with lower-coupon structures, especially those in the housing sector, which underperformed.

»   Exposure to the highest quality (AAA and AA rated) bonds in the 10-year duration range, which lagged.
Performance Attribution Yield curve positioning Lower rated bonds Toll road sector Lower coupon bonds High quality, 10-year duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	3.75%	0.78%	2.25%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Virginia Index	2.51	0.89	2.10
Lipper Virginia Municipal Debt Funds Classification Average	3.05	0.30	1.51
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$511,527,995
Total number of portfolio holdings	229
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,393,595

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L666_AR_0524 3668442-INV-Y-07/25 (A, C, I)

3

Annual Shareholder Report May 31, 2024

Nuveen Virginia Municipal Bond Fund
Class C Shares/FVCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$157	1.57%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 2.72% for Class C shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the S&P Municipal Bond Virginia Index, which returned 2.51%.

•  Top contributors to relative performance

»   Duration positioning, particularly an overweight to longer-duration bonds, which benefited from the yield curve flattening.

»   Credit ratings allocation, especially overweight exposures to A, BBB, below investment grade and non-rated bonds, which outperformed as credit spreads contracted.

»   Overweight to the toll road sector, which outperformed.

•  Top detractors from relative performance

»   Exposure to bonds with lower-coupon structures, especially those in the housing sector, which underperformed.

»   Exposure to the highest quality (AAA and AA rated) bonds in the 10-year duration range, which lagged.
Performance Attribution Yield curve positioning Lower rated bonds Toll road sector Lower coupon bonds High quality, 10-year duration bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	2.72%	(0.20)%	1.40%
S&P Municipal Bond Index	2.88	1.06	2.30
S&P Municipal Bond Virginia Index	2.51	0.89	2.10
Lipper Virginia Municipal Debt Funds Classification Average	3.05	0.30	1.51
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$511,527,995
Total number of portfolio holdings	229
Portfolio turnover (%)	20%
Total advisory fees paid for the year	$2,393,595

What did the Fund invest in? (as of May 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio manager update: Effective October 13, 2023, Michael Hamilton was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L575_AR_0524 3668442-INV-Y-07/25 (A, C, I)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended May 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Arizona Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Colorado Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Maryland Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen New Mexico Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Pennsylvania Municipal Bond Fund	$32,259	$0	$0	$0

Nuveen Virginia Municipal Bond Fund	$32,259	$0	$0	$0

Total	$193,554	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended May 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Arizona Municipal Bond Fund	0%	0%	0%	0%

Nuveen Colorado Municipal Bond Fund	0%	0%	0%	0%

Nuveen Maryland Municipal Bond Fund	0%	0%	0%	0%

Nuveen New Mexico Municipal Bond Fund	0%	0%	0%	0%

Nuveen Pennsylvania Municipal Bond Fund	0%	0%	0%	0%

Nuveen Virginia Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Arizona Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Colorado Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Maryland Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen New Mexico Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Pennsylvania Municipal Bond Fund	$37,988	$0	$0	$0

Nuveen Virginia Municipal Bond Fund	$37,988	$0	$0	$0

Total	$227,928	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended May 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Arizona Municipal Bond Fund	0%	0%	0%	0%

Nuveen Colorado Municipal Bond Fund	0%	0%	0%	0%

Nuveen Maryland Municipal Bond Fund	0%	0%	0%	0%

Nuveen New Mexico Municipal Bond Fund	0%	0%	0%	0%

Nuveen Pennsylvania Municipal Bond Fund	0%	0%	0%	0%

Nuveen Virginia Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust I	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Multistate Trust I	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Arizona Municipal Bond Fund	$0	$0	$0	$0

Nuveen Colorado Municipal Bond Fund	$0	$0	$0	$0

Nuveen Maryland Municipal Bond Fund	$0	$0	$0	$0

Nuveen New Mexico Municipal Bond Fund	$0	$0	$0	$0

Nuveen Pennsylvania Municipal Bond Fund	$0	$0	$0	$0

Nuveen Virginia Municipal Bond Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0
“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Arizona Municipal Bond Fund	$0	$0	$0	$0

Nuveen Colorado Municipal Bond Fund	$0	$0	$0	$0

Nuveen Maryland Municipal Bond Fund	$0	$0	$0	$0

Nuveen New Mexico Municipal Bond Fund	$0	$0	$0	$0

Nuveen Pennsylvania Municipal Bond Fund	$0	$0	$0	$0

Nuveen Virginia Municipal Bond Fund	$0	$0	$0	$0

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust I and Shareholders of Nuveen Arizona
Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal
Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond
Fund and Nuveen Virginia Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond
Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia
Municipal Bond Fund (constituting Nuveen Multistate Trust I, hereafter collectively referred to as the "Funds") as of
May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024 and each of the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, portfolio company, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.8%
X 153,768,000
MUNICIPAL BONDS - 97.8%   X 153,768,000
Education and Civic Organizations - 24.2%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 1,012,360
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2023A, 5.500%, 7/01/48
7/33 at 100.00 1,665,150
1,450 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2024A, 5.000%, 7/01/50
7/34 at 100.00 1,567,998
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 505,389
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 1,668,249
Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2021C:
225 4.000%, 7/01/44 7/31 at 100.00 221,503
250 4.000%, 7/01/46 7/31 at 100.00 242,926
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 940,611
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 1,515,540
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 1,273,850
215 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37
7/26 at 100.00 216,442
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 221,955
25 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37
7/27 at 100.00 25,155
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 306,857
725 5.000%, 7/01/52 7/27 at 100.00 728,953
150 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47
7/27 at 100.00 144,041
230 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37
11/27 at 100.00 217,047
565 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51
12/29 at 100.00 443,483
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 784,220
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 1,020,759
75 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27
No Opt. Call 74,635
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 136,966
500 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38
7/26 at 100.00 510,229

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 500 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38
6/24 at 105.00 $ 524,122
75 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30
7/28 at 100.00 70,321
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%,
10/01/45
10/29 at 100.00 2,877,711
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 1,186,566
620 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/40
7/29 at 100.00 617,940
735 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41
7/29 at 100.00 636,699
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%,
7/01/37
7/27 at 100.00 147,769
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%,
7/01/48
7/27 at 100.00 211,069
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 1,040,313
750 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A,
5.000%, 7/01/39
7/29 at 100.00 769,089
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2020, 5.250%,
7/01/45
7/29 at 100.00 1,018,638
570 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41
7/31 at 100.00 498,470
380 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 367,854
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 831,524
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 2,771,084
1,000 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016,
5.000%, 7/01/38
7/26 at 100.00 1,018,454
695 Northern Arizona University, System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/40
7/24 at 100.00 695,960
800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 806,344
25 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 24,185
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 400,820
220 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%,
7/01/35
7/25 at 100.00 221,135
350 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41
7/26 at 100.00 349,587

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45
9/30 at 100.00 $ 896,176
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
40 3.250%, 7/01/25 No Opt. Call 39,191
750 5.000%, 7/01/35 7/25 at 100.00 753,373
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 815,591
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 1,022,785
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017:
100 (c) 6.000%, 6/15/37 6/26 at 100.00 101,234
320 (c) 6.125%, 6/15/47 6/26 at 100.00 321,959
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 100,236
55 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28
No Opt. Call 57,252
250 (c) Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34
6/25 at 100.00 250,444
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 148,180
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
7/24 at 100.00 470,032
500 (c) Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34
3/25 at 100.00 500,070
Total Education and Civic Organizations 38,006,495
Health Care - 10.8%
Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A:
405 4.000%, 9/01/39 9/30 at 100.00 385,306
225 4.000%, 9/01/46 9/30 at 100.00 205,135
1,100 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/39
2/30 at 100.00 926,131
Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 1,544,215
1,000 4.000%, 2/01/40 2/32 at 100.00 980,741
500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Honor Health, Series 2024D, 5.000%, 12/01/45 , (WI/DD)
6/34 at 100.00 519,593
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 624,611
870 4.125%, 9/01/42 9/28 at 100.00 824,996
Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 1,793,290
2,000 5.000%, 1/01/35 1/27 at 100.00 2,047,463
1,145 5.000%, 1/01/38 1/27 at 100.00 1,168,063
1,665 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,597,379
Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 545,140
1,350 4.000%, 4/01/46 4/31 at 100.00 1,240,943

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016,
5.000%, 8/01/36
8/26 at 100.00 $ 300,600
Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 833,746
1,000 4.000%, 8/01/43 8/29 at 100.00 933,225
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 500,862
Total Health Care 16,971,439
Housing/Multifamily - 1.2%
1,250 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 4.000%, 6/01/44 - BAM Insured
6/29 at 100.00 1,175,951
250 (c),(d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 189,910
500 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2022A, 0.000%, 10/01/56
10/29 at 103.00 466,003
Total Housing/Multifamily 1,831,864
Housing/Single Family - 1.0%
1,000 Phoenix and Maricopa County Industrial Development Authority, Arizona,
Single Family Mortgage Revenue Bonds, Series 2024A, 4.600%, 9/01/49
3/33 at 100.00 984,276
600 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2024A, 4.750%, 7/01/49
7/33 at 100.00 601,046
Total Housing/Single Family 1,585,322
Information Technology - 0.2%
275 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 272,913
Total Information Technology 272,913
Long-Term Care - 1.5%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 92,698
900 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 716,201
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 1,224,308
530 (c) Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37
10/27 at 100.00 372,327
Total Long-Term Care 2,405,534
Tax Obligation/General - 14.3%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding Series
2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 570,350
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 1,012,238
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 1,535,754
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 798,976

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 $ 381,318
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 601,337
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 1,100,547
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 1,036,410
275 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, School Improvement Project of 2015, Series
2021E, 3.000%, 7/01/40
7/30 at 100.00 226,677
1,350 Maricopa County Unified School District 80, Chandler, Arizona, School
Improvement Bonds, 2019 Project, Series 2021B, 3.000%, 7/01/40
7/30 at 100.00 1,112,776
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 1,005,227
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011 Series
2017E, 5.000%, 7/01/35
7/27 at 100.00 892,073
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 2,073,999
775 Maricopa County Union High School District 216 Agua Fria, Arizona,
General Obligation Bonds, School Improvement, Project of 2023, Series
2024A, 5.000%, 7/01/42
7/33 at 100.00 848,567
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 775,505
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 712,082
1,200 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series 2024A,
5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 1,304,286
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 1,125,541
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/24 at 100.00 500,284
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 758,084
1,800 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024, 5.000%, 7/01/42 - BAM Insured
7/33 at 100.00 1,941,319
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 748,140
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 823,729
Western Maricopa Education Center District 402, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project 2012,
Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 338,223
335 4.500%, 7/01/34 7/24 at 100.00 314,500
Total Tax Obligation/General 22,537,942

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 23.6%
$ 100 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31
No Opt. Call $ 98,368
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 120,704
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,009,936
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 416,516
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 575,575
95 (c),(e) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 506,498
450 (c) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39
7/25 at 100.00 439,073
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 517,844
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 1,025,012
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 1,268,863
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 1,011,253
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/24 at 100.00 137,972
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 270,626
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021, 3.250%,
7/01/35
7/30 at 100.00 408,118
Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020:
280 4.000%, 7/15/30 No Opt. Call 278,306
480 4.000%, 7/15/35 7/30 at 100.00 442,080
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 46,538
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2, Series
2023, 5.750%, 7/01/46
7/32 at 100.00 736,307
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
7/24 at 100.00 345,229
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 737,582
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 268,733
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 1,420,607
216 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017, 5.200%,
7/01/37
7/27 at 100.00 203,648
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
8/24 at 100.00 1,000,178
500 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023, 5.250%,
7/15/43
7/33 at 100.00 550,909
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 487,783
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 169,471

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019,
4.000%, 8/01/39
8/28 at 100.00 $ 1,489,912
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 1,258,931
1,000 0.000%, 7/01/46 7/28 at 41.38 320,303
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,200 4.536%, 7/01/53 7/28 at 100.00 1,152,391
1,420 4.784%, 7/01/58 7/28 at 100.00 1,407,440
Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 525,219
560 4.000%, 8/01/35 8/26 at 100.00 564,838
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 795,447
4,900 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/50
8/30 at 100.00 4,638,582
San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding
Series2014A:
600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 600,459
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 900,689
510 Superstition Vistas Community Facilities District 1, Apache Junction,
Arizona, Special Assessment Revenue Bonds, Series 2023, 6.000%,
7/01/47
7/33 at 100.00 479,816
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 816,399
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 1,156,080
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 616,562
750 Verrado District 1 Community Faciliites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 5.000%, 7/15/43 - BAM Insured
7/33 at 100.00 788,587
950 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/24 at 100.00 958,860
1,090 (c) Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29
7/24 at 100.00 1,090,791
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 2,207,777
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 840,950
Total Tax Obligation/Limited 37,176,529
Transportation - 4.5%
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 675,111
1,315 5.000%, 7/01/45 7/25 at 100.00 1,321,783
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,531,903
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,017,774
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 1,058,784
500 5.000%, 7/01/38 7/29 at 100.00 523,635
Total Transportation 7,128,990

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 0.8% (f)
Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
General Obligation Bonds, Refunding Series 2017:
$ 250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 $ 262,154
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 923,596
Total U.S. Guaranteed 1,185,750
Utilities - 15.7%
1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 944,839
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 1,306,107
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call 1,719,294
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 1,959,123
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 800,391
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 1,443,471
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 512,072
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 750,895
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 761,843
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 455,563
1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020, 3.000%,
7/01/44
7/30 at 100.00 782,322
1,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 1,101,119
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 585,397
2,185 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 2,321,757
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
1,000 (c) 5.000%, 7/01/33 7/31 at 100.00 1,054,397
1,000 (c) 5.000%, 7/01/37 7/31 at 100.00 1,041,054
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 505,667
1,000 5.000%, 12/01/45 6/25 at 100.00 1,014,953
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 1,028,042
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 2,659,747
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 1,917,169
Total Utilities 24,665,222
Total Municipal Bonds
(cost $158,437,032) 153,768,000
Total Long-Term Investments
(cost $158,437,032) 153,768,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.0%
X 1,670,000
MUNICIPAL BONDS - 1.0%   X 1,670,000
Health Care - 1 .0%
$ 1,670 (g) Phoenix Industrial Development Authority, Arizona, Health Care Facilities
Revenue Bonds, Mayo Clinic, Series 2014B, 3.700%, 11/15/52
6/24 at 100.00 $ 1,670,000
Total Health Care 1,670,000
Total Municipal Bonds
(cost $1,670,000) 1,670,000
Total Short-Term Investments
(cost $1,670,000) 1,670,000
Total Investments
(cost $160,107,032) - 98.8% 155,438,000
Other Assets & Liabilities, Net - 1.2% 1,834,729
Net Assets - 100% $ 157,272,729
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,427,167 or 7.4% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.5%
X 458,015,633
MUNICIPAL BONDS - 97.5%   X 458,015,633
Consumer Discretionary - 0.8%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 $ 508,813
1,000 5.000%, 12/01/32 12/26 at 100.00 1,016,968
2,000 5.000%, 12/01/35 12/26 at 100.00 2,029,005
Total Consumer Discretionary 3,554,786
Education and Civic Organizations - 5.7%
Colorado Educational and Cultural Facilities Authority Charter School
Revenue Bonds, Monument Academy Charter School Project, Refunding
Series 2014:
290 4.000%, 10/01/24 No Opt. Call 289,642
720 3.625%, 10/01/29 10/24 at 100.00 691,985
2,000 (c) Colorado Educational and Cultural Facilities Authority Education Revenue
Bonds, Colorado, Rocky Mountain School of Expeditionary Learning
Project, Series 2019, 5.000%, 3/01/50
3/29 at 100.00 1,871,630
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500 (c) 5.000%, 7/01/36 7/25 at 100.00 501,071
500 (c) 5.250%, 7/01/46 7/25 at 100.00 498,682
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
7/24 at 100.00 505,794
360 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
7/24 at 100.00 358,200
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A:
315 5.000%, 1/15/29 7/24 at 100.00 315,068
1,000 5.000%, 1/15/44 7/24 at 100.00 980,127
420 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
7/24 at 100.00 420,090
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 (c) 4.000%, 7/01/41 7/31 at 100.00 84,507
100 (c) 4.000%, 7/01/51 7/31 at 100.00 76,456
1,000 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34
7/24 at 100.00 1,000,346
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,002,505
750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
7/24 at 100.00 751,998
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 610,543
1,000 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015, 5.000%, 12/15/45
12/25 at 100.00 983,470
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%,
10/01/36
10/26 at 100.00 508,467

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019:
$ 255 (c) 5.000%, 10/01/49 10/27 at 100.00 $ 240,655
1,000 (c) 5.000%, 10/01/59 10/27 at 100.00 918,034
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A:
1,000 4.000%, 3/01/35 3/27 at 100.00 1,001,479
3,000 5.000%, 3/01/47 3/27 at 100.00 3,046,224
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
7/24 at 100.00 399,981
1,500 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C, 5.250%, 12/01/53
12/33 at 100.00 1,620,774
1,335 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/34
9/27 at 100.00 1,348,359
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 1,943,358
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 2,001,202
1,000 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 967,235
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 2,011,019
Total Education and Civic Organizations 26,948,901
Health Care - 14.3%
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 1,874,428
1,000 4.000%, 11/15/43 11/29 at 100.00 962,612
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 939,356
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33)
11/32 at 101.57 2,187,752
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 925,310
225 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016B, 5.000%, 11/15/29
5/26 at 100.00 231,372
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48
5/28 at 100.00 3,055,719
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 5.000%, 10/01/30
No Opt. Call 737,564
7,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2016A, 5.000%, 12/01/44
6/26 at 100.00 7,037,364
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 4,927,457
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
270 5.000%, 8/01/44 8/29 at 100.00 276,014
3,000 4.000%, 8/01/49 8/29 at 100.00 2,754,977
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 2,347,612
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 544,263
5,095 5.500%, 11/01/47 11/32 at 100.00 5,534,049
4,000 5.250%, 11/01/52 11/32 at 100.00 4,228,286
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.250%, 12/01/54
6/34 at 100.00 3,744,155

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A:
$ 2,150 4.000%, 5/15/52 5/32 at 100.00 $ 2,017,046
2,000 5.000%, 5/15/52 5/32 at 100.00 2,109,101
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center Inc. Project, Refunding Series 2017:
265 5.000%, 9/01/24 No Opt. Call 265,288
235 5.000%, 9/01/26 No Opt. Call 243,136
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 1,145,222
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 579,930
2,000 4.000%, 11/01/39 11/29 at 100.00 1,912,421
3,950 5.000%, 11/01/49 11/29 at 100.00 4,033,953
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 3,524,662
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Refunding Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 222,108
1,920 4.000%, 5/15/34 5/27 at 100.00 1,914,000
1,050 4.000%, 5/15/35 5/27 at 100.00 1,046,343
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 2,006,190
Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010:
355 5.500%, 9/01/25 7/24 at 100.00 350,095
600 5.500%, 9/01/30 7/24 at 100.00 583,679
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
7/24 at 100.00 474,293
2,500 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 2,343,882
Total Health Care 67,079,639
Housing/Multifamily - 0.5%
250 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
7/24 at 100.00 250,229
2,000 Denver City and County Housing Authority, Colorado, Multifamily Housing
Revenue Bonds, Flo Senior Apartments Project, Sustainability Green
Series 2023A, 4.500%, 7/01/41
7/33 at 100.00 2,011,479
Total Housing/Multifamily 2,261,708
Long-Term Care - 1.8%
500 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46
2/26 at 100.00 418,946
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016:
1,315 5.000%, 1/01/31 7/24 at 102.00 1,322,074
3,000 5.000%, 1/01/37 7/24 at 102.00 3,003,030
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 1,717,306
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%, 12/01/35
6/25 at 100.00 993,113
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 1,184,210
Total Long-Term Care 8,638,679

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 11.4%
$ 200 Aspen Fire Protection District, Pitkin County, Colorado, Certificates of
Participation, Series 2019, 4.000%, 12/01/32
12/29 at 100.00 $ 202,011
2,470 Cherry Creek School District 5 Arapahoe County, Colorado, General
Obligation Bonds, Series 2017, 5.000%, 12/15/31
12/25 at 100.00 2,516,475
2,000 Delta County Joint School District 50 Delta, Gunnison, Montrose and
Mesa Counties, Colorado, General Obligation Bonds, Series 2023,
5.000%, 12/01/47
12/32 at 100.00 2,133,637
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series
2019, 4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 1,050,741
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/41
12/30 at 100.00 3,005,528
4,625 Denver School District 1, Colorado, General Obligation Bonds, Series
2022A, 5.000%, 12/01/45
6/32 at 100.00 4,977,127
Eagle River Water and Sanitation District, Eagle County, Colorado, General
Obligation Bonds, Series 2016:
480 4.500%, 12/01/36 12/26 at 100.00 485,403
2,500 5.000%, 12/01/45 12/26 at 100.00 2,542,669
3,585 Eagle, Garfield and Routt Counties School District RE50J, Colorado,
General Obligation Bonds, Series 2024, 5.000%, 12/01/43
12/33 at 100.00 3,907,028
1,220 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 1,220,333
Foothills Park and Recreation District, Subdistrict A, Jefferson County,
Colorado, General Obligation Bonds, Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 583,632
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 448,395
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 1,299,140
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 2,904,647
Grand River Hospital District, Garfield and Mesa Counties, Colorado,
General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 682,081
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 1,804,654
3,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 3,218,280
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 1,358,560
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 1,986,352
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 756,474
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 1,432,866
1,140 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 1,105,379
2,410 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 2,535,540
8,500 Weld County School District RE-4, Windsor, Colorado, General Obligation
Bonds, Series 2023, 5.250%, 12/01/47
12/32 at 100.00 9,283,147
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 2,070,999
Total Tax Obligation/General 53,511,098
Tax Obligation/Limited - 32.6%
3,755 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 3,492,010
368 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 314,391
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 1,672,839

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,020 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax
Series 2023A, 5.000%, 12/01/48 - BAM Insured
12/33 at 100.00 $ 1,047,251
Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series 2023:
1,275 5.000%, 12/01/41 12/33 at 100.00 1,402,514
1,335 5.000%, 12/01/42 12/33 at 100.00 1,464,380
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 568,539
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 444,916
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
7/24 at 102.00 1,025,815
600 (c) Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26
12/25 at 103.00 564,105
2,500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2023, 5.375%, 12/01/53 - BAM Insured
12/33 at 100.00 2,686,684
Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 1,092,754
1,000 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 919,844
1,145 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47
7/24 at 102.00 1,029,369
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 506,259
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 462,992
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
7/24 at 103.00 1,697,471
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 2,042,511
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 978,409
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated Headquaters
Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 1,793,142
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 2,016,400
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax
Series 2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 2,083,950
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 680,076
898 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
6/24 at 103.00 831,299
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 921,993
1,250 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/44 - AGM Insured
12/30 at 100.00 1,206,472
935 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2015, 5.250%, 12/01/45
12/25 at 100.00 895,741

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 $ 1,195,497
2,955 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 5.000%, 8/01/42
8/26 at 100.00 2,996,244
Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 1,020,944
1,785 4.000%, 8/01/40 8/31 at 100.00 1,769,703
125 (c) Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39
7/24 at 103.00 125,188
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series
2013, 5.375%, 12/01/42
7/24 at 100.00 486,945
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 5,704,384
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 2,023,018
575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 613,545
1,000 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 1,003,780
First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 452,869
595 5.000%, 12/01/39 9/24 at 103.00 598,052
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 470,237
1,525 Foothills Park and Recreation District, Jefferson County, Colorado,
Lease Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 1,556,926
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 820,209
500 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 487,681
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 806,231
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM Insured
6/32 at 100.00 636,523
Grand Junction, Colorado, Certificates of Participation, Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 481,319
225 4.000%, 12/01/37 12/29 at 100.00 226,488
10,420 Grand Junction, Colorado, General Fund Revenue Bonds, Series 2024,
4.125%, 3/01/54
3/34 at 100.00 9,948,348
675 Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Special Revenue Refunding Improvement
Senior Series 2023A, 5.125%, 12/01/53 - BAM Insured
12/33 at 100.00 692,912
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
7/24 at 100.00 335,111
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 1,001,017
315 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-1, 6.000%,
12/01/43
3/29 at 103.00 309,975

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 $ 1,164,416
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
7/24 at 103.00 327,264
500 (d) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
7/24 at 100.00 489,633
Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation and Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 468,144
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 2,027,012
1,330 Littleton Village Metropolitan District 2, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023, 5.000%,
12/01/53 - AGM Insured
12/33 at 100.00 1,352,719
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 1,520,545
Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016:
825 5.000%, 12/01/36 12/26 at 100.00 837,245
1,805 5.000%, 12/01/41 12/26 at 100.00 1,815,539
1,000 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.250%, 12/01/48 - AGM Insured
12/33 at 100.00 972,944
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 665,521
1,000 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.500%,
12/01/43 - BAM Insured
12/33 at 100.00 1,104,148
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 1,137,132
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 982,546
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 457,404
494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 478,585
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 486,451
709 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
7/24 at 102.00 696,832
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 983,991
4,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 4,275,803
Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax
Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call 234,584
305 4.000%, 12/01/28 No Opt. Call 303,733
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 664,377
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016:
125 5.000%, 12/01/24 No Opt. Call 125,122
1,500 5.000%, 12/01/36 12/26 at 100.00 1,514,498
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 1,072,053
2,380 5.000%, 12/01/45 12/25 at 100.00 2,352,830
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM
Insured
12/29 at 100.00 1,651,164

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,500 (c) Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53
8/29 at 103.00 $ 1,527,665
2,500 (c) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40
7/24 at 100.00 2,410,953
500 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41
12/26 at 100.00 495,392
680 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Series 2024A, 5.875%, 12/15/46
12/33 at 100.00 714,832
500 Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A,
5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 524,663
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 1,477,331
235 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 157,375
2,516 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 2,521,428
880 Raindance Metropolitan District 2, Windsor, Colorado, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 834,969
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 2,539,410
1,060 Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023, 5.000%, 12/01/43
- AGM Insured
12/33 at 100.00 1,095,542
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 368,608
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 2,409,568
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 452,481
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 496,070
1,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle Counties,
Colorado, Certificates of Participation, Series 2023, 5.000%, 12/15/43 -
BAM Insured
6/31 at 100.00 1,052,090
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 1,089,076
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 1,837,057
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 285,997
550 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 479,844
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 197,870
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 334,989
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Improvement Series 2020A-2,
4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 936,423
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
7/24 at 102.00 479,791

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 $ 910,514
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 773,149
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 381,054
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.500%, 12/01/42
6/30 at 102.00 572,725
Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding Series 2019:
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 491,055
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 267,044
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 267,143
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 761,737
1,640 (c) Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40
12/30 at 100.00 1,569,442
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series 2015,
3.250%, 12/01/28
12/24 at 100.00 747,430
2,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 2,008,184
2,000 (c) Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48
7/24 at 103.00 1,978,710
225 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/29 - AGM Insured
12/24 at 103.00 233,101
4,000 (c) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53
12/28 at 103.00 4,139,793
Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 541,862
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,284,738
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 503,596
Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call 103,672
1,375 4.000%, 12/01/33 12/26 at 100.00 1,224,708
400 5.000%, 12/01/35 12/26 at 100.00 386,933
1,190 5.250%, 12/01/40 12/26 at 100.00 1,168,477
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 461,173
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 941,809
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 533,608
Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,524,030
1,000 4.000%, 12/01/38 12/25 at 100.00 992,290
Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 1,015,584
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 1,587,888

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,400 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding Series 2023, 5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 $ 1,432,491
Total Tax Obligation/Limited 153,290,871
Transportation - 10.1%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,001,313
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
7/24 at 100.00 500,781
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call 3,053,066
2,115 5.000%, 11/15/26, (AMT) No Opt. Call 2,176,073
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 2,125,925
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 3,531,050
3,585 5.500%, 11/15/53, (AMT) 11/32 at 100.00 3,838,733
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 535,718
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 1,109,968
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 1,028,842
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
2,000 5.000%, 12/01/27, (AMT) No Opt. Call 2,070,244
1,000 5.000%, 12/01/30, (AMT) No Opt. Call 1,060,934
8,000 4.000%, 12/01/43, (AMT) 12/28 at 100.00 7,523,173
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 8,461,802
1,905 5.250%, 12/01/43, (AMT) 12/28 at 100.00 1,961,698
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 1,046,837
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
7/24 at 100.00 499,983
480 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
7/24 at 100.00 480,323
Grand Junction Regional Airport Authority, Colorado, General Airport
Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call 691,043
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 993,359
1,215 5.000%, 12/01/32 12/26 at 100.00 1,247,769
1,275 5.000%, 12/01/33 12/26 at 100.00 1,309,318
1,000 5.000%, 12/01/34 12/26 at 100.00 1,026,859
Total Transportation 47,274,811
U.S. Guaranteed - 6.1% (e)
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34,
(Pre-refunded 12/15/26)
12/26 at 100.00 152,381
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 52,264
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 1,656,760
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 3,555,330
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 455,628
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 3,037,520

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (e) (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B:
$ 3,530 5.000%, 9/01/31, (Pre-refunded 9/01/25) 9/25 at 100.00 $ 3,592,056
1,315 4.000%, 9/01/34, (Pre-refunded 9/01/25) 9/25 at 100.00 1,322,259
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 521,851
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 521,852
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 1,001,437
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 1,236,590
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 6,182,952
1,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Refunding Series 2014A,
4.000%, 12/01/33, (Pre-refunded 12/01/24)
12/24 at 100.00 1,001,516
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,007,639
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 3,504,762
Total U.S. Guaranteed 28,802,797
Utilities - 14.2%
Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 1,006,613
1,845 4.000%, 12/01/38 12/29 at 100.00 1,854,855
Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022:
13,130 5.000%, 6/01/47 6/32 at 100.00 13,932,947
3,550 5.000%, 6/01/52 6/32 at 100.00 3,754,544
500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 458,439
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 4,822,593
Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A:
3,270 5.250%, 11/15/48 11/33 at 100.00 3,589,310
4,000 5.250%, 11/15/53 11/33 at 100.00 4,355,963
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 499,405
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Sterling Wastewater Utility Enterprise
Project, Series 2023A, 5.000%, 9/01/48 - AGM Insured
9/33 at 100.00 1,060,477
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
7/24 at 100.00 1,000,403
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A, 4.000%,
6/01/35 - AGM Insured
6/30 at 100.00 1,102,676
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 7,472,697
2,000 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 1,918,772
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 1,003,025

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Refunding Series 2015:
$ 650 5.000%, 11/15/32 11/25 at 100.00 $ 661,654
1,500 4.000%, 11/15/35 11/25 at 100.00 1,498,215
500 Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue
Bonds, Refunding Series 2015, 3.000%, 12/01/29
12/25 at 100.00 477,930
1,140 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding &
Improvement Series 2017, 4.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,126,996
320 Fountain, El Paso County, Colorado, Acting by and through the City of
Fountain Electric, Water and Wastewater Utility Enterprise, Water and
Electric Revenue Bonds, Series 2019, 4.000%, 12/01/35 - AGM Insured
12/26 at 100.00 322,838
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 1,976,444
1,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 1,027,656
8,805 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2022, 4.000%, 11/01/47
11/32 at 100.00 8,481,336
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008:
1,295 6.250%, 11/15/28 No Opt. Call 1,352,299
50 6.500%, 11/15/38 No Opt. Call 59,899
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 1,834,357
Total Utilities 66,652,343
Total Municipal Bonds
(cost $461,663,943) 458,015,633
Total Long-Term Investments
(cost $461,663,943) 458,015,633
Other Assets & Liabilities, Net - 2.5% 11,966,832
Net Assets - 100% $ 469,982,465
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $23,902,906 or 5.2% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual
NPFG National Public Finance Guarantee Corp
See Notes to Financial Statements

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.9%
X 258,813,219
MUNICIPAL BONDS - 97.9%   X 258,813,219
Consumer Discretionary - 1.9%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017:
$ 715 5.000%, 9/01/34 9/27 at 100.00 $ 706,509
4,000 5.000%, 9/01/39 9/27 at 100.00 3,817,329
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
7/24 at 100.00 648,750
Total Consumer Discretionary 5,172,588
Consumer Staples - 1.7%
405 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
7/24 at 100.00 407,093
1,010 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/24 at 100.00 994,479
425 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 433,157
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,017,361
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,608,861
Total Consumer Staples 4,460,951
Education and Civic Organizations - 6.1%
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 913,660
1,500 (d) Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45
9/27 at 100.00 1,404,788
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 502,535
645 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52
5/30 at 100.00 615,796
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 6/24 at 100.00 500,049
2,625 4.250%, 7/01/41 6/24 at 100.00 2,596,979
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 487,954
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012:
1,720 5.000%, 6/01/29 6/24 at 100.00 1,720,736
1,000 5.000%, 6/01/47 6/24 at 100.00 996,579
700 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016, 5.000%, 6/01/33
6/26 at 100.00 708,784
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017:
315 5.000%, 6/01/36 6/26 at 100.00 318,519
235 5.000%, 6/01/42 6/26 at 100.00 235,813
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 927,094
2,010 4.000%, 6/01/46 6/31 at 100.00 1,732,781
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 1,052,745

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,500 University of Maryland, Auxiliary Facility and Tuition Revenue Bonds,
Refunding Series 2021A, 4.000%, 4/01/51
4/31 at 100.00 $ 1,413,917
Total Education and Civic Organizations 16,128,729
Energy - 1.6%
4,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
7/24 at 100.00 4,289,887
Total Energy 4,289,887
Health Care - 19.9%
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 645,748
1,650 4.250%, 7/01/35 7/25 at 100.00 1,615,073
1,000 5.000%, 7/01/40 7/25 at 100.00 1,003,839
1,000 5.000%, 7/01/45 7/25 at 100.00 1,001,497
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,012,772
500 5.000%, 7/01/38 7/27 at 100.00 502,056
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 91,210
1,250 5.000%, 7/01/38 7/26 at 100.00 1,260,416
440 4.000%, 7/01/42 7/26 at 100.00 392,570
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 1,410,927
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 1,639,139
2,020 5.500%, 1/01/46 1/27 at 100.00 2,040,403
2,650 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue Series 2023, 5.250%, 7/01/53
7/33 at 100.00 2,736,007
Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020:
740 3.250%, 7/01/39 7/30 at 100.00 583,080
175 4.000%, 7/01/40 7/30 at 100.00 164,962
20 4.000%, 7/01/45 7/30 at 100.00 18,465
1,165 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46
7/31 at 100.00 904,568
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,177,030
500 5.000%, 7/01/47 7/26 at 100.00 504,817
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,015 4.125%, 7/01/47 7/25 at 100.00 960,950
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
6/24 at 100.00 1,020,677
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A:
2,000 5.000%, 5/15/42 5/27 at 100.00 2,037,024
7,625 5.000%, 5/15/45 5/27 at 100.00 7,723,002
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A:
1,560 5.000%, 7/01/34 7/30 at 100.00 1,636,429
2,000 4.000%, 7/01/48 7/30 at 100.00 1,829,280
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 2,108,391
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 2,556,425

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B:
$ 4,750 4.000%, 4/15/45 4/30 at 100.00 $ 4,524,320
2,000 4.000%, 4/15/50 4/30 at 100.00 1,837,035
Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015:
7,000 4.000%, 12/01/44 6/25 at 100.00 6,573,705
1,000 5.000%, 12/01/44 6/25 at 100.00 1,004,408
Total Health Care 52,516,225
Housing/Multifamily - 10.9%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
7/24 at 100.00 2,000,435
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 1,698,947
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 581,019
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Orchard Meadows Apartments, Series 2024, 5.000%, 12/01/43
12/33 at 100.00 3,103,961
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
7/24 at 100.00 1,661,504
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 890,955
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 671,085
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 720,909
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 727,256
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
7/24 at 100.00 1,268,710
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 208,292
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 1,347,377
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 688,994
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 1,640,655
1,000 Maryland Economic Development Corporation, Senior Revenue Bonds,
Provident Group - Towson Place Properties LLC Project, Series 2024A-1,
5.000%, 6/01/39
6/34 at 100.00 1,012,249
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 583,322
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%,
7/01/58
7/32 at 100.00 1,078,094
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 184,214
1,150 5.000%, 7/01/50 7/30 at 100.00 1,152,939

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
7/24 at 100.00 $ 500,023
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
7/24 at 100.00 1,000,177
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 257,119
475 5.000%, 7/01/35 7/25 at 100.00 478,350
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
7/24 at 100.00 1,045,232
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 1,168,896
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 524,798
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34
7/24 at 100.00 1,226,251
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%, 7/01/41
7/30 at 100.00 515,422
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%, 7/01/36
7/30 at 100.00 779,012
Total Housing/Multifamily 28,716,197
Housing/Single Family - 3.4%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
6/24 at 100.00 2,398,416
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 2,106,281
725 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 574,525
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 914,666
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 342,409
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 1,448,744
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 827,646
420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 357,663
Total Housing/Single Family 8,970,350
Long-Term Care - 4.3%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 1,010,663
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 1,551,218
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 1,749,650
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
7/24 at 104.00 1,216,414

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 $ 1,076,223
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A:
700 5.000%, 1/01/36 7/26 at 100.00 711,665
835 5.000%, 1/01/45 7/26 at 100.00 839,859
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 578,375
950 5.000%, 11/01/32 11/24 at 103.00 953,797
100 5.000%, 11/01/37 11/24 at 103.00 99,224
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 474,589
1,100 5.000%, 11/01/47 11/24 at 103.00 1,003,743
Total Long-Term Care 11,265,420
Tax Obligation/General - 13.5%
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 1,062,842
6,805 Baltimore County, Maryland, General Obligation Bonds, Metropolitan
District 84th Issue, Series 2023, 5.000%, 3/01/43
3/33 at 100.00 7,481,266
1,000 Calvert County, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 7/01/32
No Opt. Call 1,130,647
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/32
No Opt. Call 1,464,999
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 1,012,903
2,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2024A, 5.000%, 8/15/37
8/33 at 100.00 2,269,500
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2017A, 5.000%, 3/15/31
3/27 at 100.00 1,043,060
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 1,063,446
1,500 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2019A, 3.000%, 11/01/37
11/29 at 100.00 1,330,750
3,000 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020A, 4.000%, 8/01/24
No Opt. Call 3,001,473
1,015 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2021A, 5.000%, 8/01/24
No Opt. Call 1,017,104
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 -
AGM Insured
No Opt. Call 4,186,304
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,000 5.375%, 7/01/25 No Opt. Call 1,008,752
1,000 5.625%, 7/01/29 No Opt. Call 1,076,351
2,000 0.000%, 7/01/33 7/31 at 89.94 1,328,259
1,000 4.000%, 7/01/46 7/31 at 103.00 904,436
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 1,294,901
2,000 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2024, 5.000%, 6/01/38
6/34 at 100.00 2,276,936
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 1,750,240
Total Tax Obligation/General 35,704,169

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 15.6%
$ 1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 $ 1,006,306
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A:
425 4.000%, 9/01/27 No Opt. Call 415,059
460 4.500%, 9/01/33 9/27 at 100.00 444,114
1,220 5.000%, 9/01/38 9/27 at 100.00 1,203,177
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 752,403
1,300 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39
6/29 at 100.00 1,072,898
250 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39
6/24 at 100.00 207,429
1,550 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51
6/31 at 100.00 1,499,223
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 365,355
334 5.000%, 7/01/36 1/29 at 100.00 336,083
85 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
7/24 at 100.00 85,120
Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A:
1,015 4.000%, 7/01/38 7/30 at 100.00 977,097
500 4.000%, 7/01/39 7/30 at 100.00 475,604
340 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 305,493
55 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 47,532
1,780 (d) Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43
7/30 at 102.00 1,738,353
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 146,271
100 (d) Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43
7/30 at 102.00 93,731
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,015 5.000%, 12/01/33 12/26 at 100.00 1,035,539
500 5.000%, 12/01/46 12/26 at 100.00 499,654
750 Harford County, Maryland, Special Obligation Bonds, Beechtree Estates
Project, Refunding Series 2021, 4.000%, 7/01/36
7/30 at 100.00 750,999
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A:
600 (d) 4.125%, 2/15/34 2/26 at 100.00 566,378
550 (d) 4.375%, 2/15/39 2/26 at 100.00 511,649
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 1,225,208
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 167,153
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 1,589,983
965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 1,065,950
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016:
1,250 5.000%, 5/01/33 5/26 at 100.00 1,278,374

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A:
$ 2,000 5.000%, 5/01/36 5/28 at 100.00 $ 2,103,082
2,000 5.000%, 5/01/47 5/28 at 100.00 2,057,429
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Taxable Refunding Series
2022C:
1,500 0.000%, 5/01/51 No Opt. Call 379,994
1,500 0.000%, 5/01/52 No Opt. Call 359,325
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 615,400
525 (d) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46
1/26 at 100.00 510,714
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 2,103,278
346 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
7/24 at 100.00 347,676
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
13 0.000%, 7/01/24 No Opt. Call 12,961
55 0.000%, 7/01/27 No Opt. Call 49,042
54 0.000%, 7/01/29 7/28 at 98.64 44,649
70 0.000%, 7/01/31 7/28 at 91.88 53,342
78 0.000%, 7/01/33 7/28 at 86.06 54,542
2,610 0.000%, 7/01/51 7/28 at 30.01 620,755
1,000 4.750%, 7/01/53 7/28 at 100.00 993,721
5,465 5.000%, 7/01/58 7/28 at 100.00 5,466,772
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 498,436
3 4.536%, 7/01/53 7/28 at 100.00 2,881
47 4.784%, 7/01/58 7/28 at 100.00 46,584
1,000 (d) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33
9/25 at 100.00 1,004,630
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
7/24 at 100.00 1,010,652
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 3,107,654
Total Tax Obligation/Limited 41,305,654
Transportation - 9.8%
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 123,484
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 437,297
Maryland Department of Transportation, Special Transportation Project
Revenue Bonds, Baltimore/Washington International Thurgood Marshall
Airport, Series 2021B:
3,500 5.000%, 8/01/46, (AMT) 8/31 at 100.00 3,613,452
1,000 4.000%, 8/01/51, (AMT) 8/31 at 100.00 890,670
800 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 814,781
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A,
5.000%, 6/01/35
6/28 at 100.00 2,014,501
1,500 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/44, (AMT)
7/29 at 100.00 1,342,513
1,500 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Annapolis Mobility and Resilience Project, Senior Series
2022A, 5.250%, 6/30/53
6/32 at 100.00 1,550,358

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue
Bonds, Series 2018C:
$ 500 4.000%, 6/01/38 6/28 at 100.00 $ 437,691
305 4.000%, 6/01/58 6/28 at 100.00 227,496
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 1,279,525
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/52, (AMT)
6/32 at 100.00 2,994,792
2,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 4.000%, 6/01/39, (AMT)
6/29 at 100.00 1,912,023
565 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Refunding Series 2024A, 5.000%, 7/01/43
7/34 at 100.00 620,770
Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A:
1,000 5.000%, 7/01/46 7/31 at 100.00 1,056,338
3,000 5.000%, 7/01/51 7/31 at 100.00 3,142,193
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
55 5.000%, 8/01/26, (AMT) 6/24 at 100.00 55,017
340 5.000%, 8/01/31, (AMT) 6/24 at 100.00 340,035
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 1,004,080
2,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 2,041,898
Total Transportation 25,898,914
U.S. Guaranteed - 3.5% (e)
395 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
6/24 at 100.00 403,980
870 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
6/24 at 100.00 883,206
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,003,631
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 760,575
1,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 1,250,462
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 1,029,507
2,000 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 2,059,014
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30,
(Pre-refunded 1/01/29)
1/29 at 100.00 1,599,791
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 276,253
Total U.S. Guaranteed 9,266,419

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 5.7%
$ 2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 $ 2,157,415
1,500 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 1,553,227
1,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 1,504,330
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 2,052,957
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 2,204,150
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/27
7/26 at 100.00 510,726
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding
Series 2006B, 4.100%, 10/01/36, (Mandatory Put 4/03/28)
No Opt. Call 2,026,835
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
1,000 (d) 5.000%, 7/01/30 No Opt. Call 1,051,247
2,000 (d) 5.000%, 7/01/47 7/30 at 100.00 2,020,772
36 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 36,057
Total Utilities 15,117,716
Total Municipal Bonds
(cost $269,095,913) 258,813,219
Total Long-Term Investments
(cost $269,095,913) 258,813,219
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.5%
X 4,000,000
MUNICIPAL BONDS - 1.5%   X 4,000,000
Health Care - 1 .5%
$ 4,000 (f) Maryland Health and Higher Educational Facilities Authority, Pooled Loan
Program Revenue Bonds, Series 1985A, 3.540%, 4/01/35
6/24 at 100.00 $ 4,000,000
Total Health Care 4,000,000
Total Municipal Bonds
(cost $4,000,000) 4,000,000
Total Short-Term Investments
(cost $4,000,000) 4,000,000
Total Investments
(cost $273,095,913) - 99.4% 262,813,219
Other Assets & Liabilities, Net - 0.6% 1,498,542
Net Assets - 100% $ 264,311,761
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $12,345,140 or 4.7% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X 67,691,889
MUNICIPAL BONDS - 99.2%   X 67,691,889
Education and Civic Organizations - 6.8%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020,
4.000%, 9/01/40
9/30 at 100.00 $ 2,094,463
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 678,989
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 547,155
University of New Mexico, Revenue Bonds, System Improvement Series
2023:
1,000 5.250%, 6/01/49 - AGM Insured 6/33 at 100.00 1,079,872
200 5.500%, 6/01/53 - AGM Insured 6/33 at 100.00 218,305
Total Education and Civic Organizations 4,618,784
Health Care - 11.3%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 466,107
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 1,001,736
1,000 4.000%, 8/01/46 11/27 at 100.00 940,971
1,010 5.000%, 8/01/46 11/27 at 100.00 1,027,248
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A:
240 5.000%, 8/01/44 8/29 at 100.00 247,687
1,300 4.000%, 8/01/48 8/29 at 100.00 1,188,091
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
San Juan Regional Medical Center, Refunding & Improvement Series
2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 1,408,251
785 4.000%, 6/01/35 6/30 at 100.00 730,516
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 703,922
Total Health Care 7,714,529
Housing/Multifamily - 1.5%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
6/24 at 100.00 1,002,127
Total Housing/Multifamily 1,002,127
Housing/Single Family - 4.3%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 265,242
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 1,186,953
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 480,597
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 75,276
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 910,668
Total Housing/Single Family 2,918,736
Long-Term Care - 1.9%
1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
7/24 at 100.00 1,289,212
Total Long-Term Care 1,289,212

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 8.2%
$ 1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building Series
2018, 5.000%, 8/01/36
8/28 at 100.00 $ 1,052,851
2,400 Central New Mexico Community College, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Limited Tax Series
2023, 4.000%, 8/15/37
8/30 at 100.00 2,421,644
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 904,436
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37
8/25 at 100.00 516,991
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 683,494
Total Tax Obligation/General 5,579,416
Tax Obligation/Limited - 38.1%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 1,206,852
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 825,060
765 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call 795,648
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 1,256,593
425 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
7/24 at 100.00 424,963
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 181,416
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 1,005,498
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 600,758
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 1,004,808
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 502,456
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 779,459
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 101,981
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 465,851
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 238,702
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured
6/33 at 100.00 646,753
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
7/24 at 100.00 795,761
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 1,007,386
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
7/24 at 100.00 1,321,230
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,850 0.000%, 7/01/46 7/28 at 41.38 1,233,166
1,000 4.750%, 7/01/53 7/28 at 100.00 993,721
700 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 693,808
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 776,926

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 $ 984,306
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
7/24 at 100.00 1,015,367
1,575 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 1,632,046
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds, Improvement
Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 531,018
400 5.000%, 6/01/37 6/28 at 100.00 423,832
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 1,003,544
1,890 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/24 at 100.00 1,907,627
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 500,995
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022:
5 (c) 3.750%, 5/01/28 No Opt. Call 4,824
500 (c) 4.000%, 5/01/33 5/29 at 103.00 468,997
760 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
7/24 at 103.00 712,501
Total Tax Obligation/Limited 26,043,853
U.S. Guaranteed - 2.3% (d)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,574,474
Total U.S. Guaranteed 1,574,474
Utilities - 24.8%
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2015, 4.000%, 7/01/33
7/25 at 100.00 999,983
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 1,037,000
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 1,927,822
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 771,944
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 1,036,951
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 1,012,573
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 473,030
975 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2020B, 3.000%, 6/01/40
6/30 at 100.00 804,620
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 1,083,783
1,305 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023A-1, 5.000%, 6/01/41
6/33 at 100.00 1,427,639
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023B, 5.250%, 6/01/48
6/33 at 100.00 1,089,807
915 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019A, 5.000%, 6/15/35
6/28 at 100.00 964,693
715 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2024A, 5.000%, 6/15/44
6/34 at 100.00 779,665

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 800 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/33
7/31 at 100.00 $ 843,518
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 718,994
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 504,364
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 1,474,372
Total Utilities 16,950,758
Total Municipal Bonds
(cost $70,033,148) 67,691,889
Total Long-Term Investments
(cost $70,033,148) 67,691,889
Other Assets & Liabilities, Net - 0.8% 572,950
Net Assets - 100% $ 68,264,839
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,029,840 or 3.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual
NPFG National Public Finance Guarantee Corp
See Notes to Financial Statements

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X 380,209,096
MUNICIPAL BONDS - 92.0%   X 380,209,096
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 1,468,661
Total Consumer Staples 1,468,661
Education and Civic Organizations - 12.6%
2,195 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call 2,398,838
770 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34
10/26 at 100.00 748,718
480 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37
10/27 at 100.00 451,827
1,800 Allegheny County Higher Education Building Authority, Pennsylvania,
University Revenue Bonds, Duquesne University, Series 2024, 5.000%,
3/01/42
3/34 at 100.00 1,951,264
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 1,909,536
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 1,208,447
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 287,484
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 660,370
220 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
6/24 at 100.00 210,384
3,715 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 3,725,820
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 1,127,150
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 250,810
210 3.250%, 5/01/36 5/26 at 100.00 179,258
355 3.500%, 5/01/41 5/26 at 100.00 283,897
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 1,010,653
995 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series 2023,
7.000%, 6/01/53
6/30 at 103.00 1,047,847
1,920 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 1,684,622
1,250 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,194,462
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 878,701
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 1,052,643
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024:
425 5.000%, 8/01/49 8/34 at 100.00 456,297
1,185 4.000%, 8/01/54 8/34 at 100.00 1,117,426
2,615 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 2,154,127
1,270 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,040,295

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 540 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 $ 509,933
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630 2.625%, 11/01/31 5/26 at 100.00 534,990
690 3.000%, 11/01/42 5/26 at 100.00 492,112
500 5.000%, 11/01/46 5/26 at 100.00 476,335
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Refunding Series 2014:
815 5.000%, 12/01/38 12/24 at 100.00 817,293
670 5.000%, 12/01/44 12/24 at 100.00 671,008
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 953,067
560 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 530,156
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012:
300 4.000%, 5/01/32 7/24 at 100.00 256,670
1,240 5.000%, 5/01/42 7/24 at 100.00 994,347
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
240 4.000%, 11/01/39 7/24 at 100.00 208,189
1,200 5.000%, 11/01/42 7/24 at 100.00 1,164,005
1,405 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
11/25 at 100.00 1,405,330
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 1,818,354
1,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%,
9/01/48
9/33 at 100.00 1,097,469
1,080 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 917,932
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A, 4.000%,
11/01/45
11/29 at 100.00 1,823,200
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 2,119,913
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 2,459,815
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
860 (c) 5.000%, 3/15/45 3/28 at 100.00 718,262
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 848,064
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 1,671,524
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 1,808,669
Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University
of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 674,579
260 5.000%, 11/01/33 11/25 at 100.00 263,798
Total Education and Civic Organizations 52,265,890

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 15.3%
$ 7,560 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 $ 6,975,256
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 1,892,780
1,765 4.000%, 11/01/47 11/27 at 100.00 900,963
1,500 5.000%, 11/01/47 11/27 at 100.00 759,239
755 5.000%, 11/01/50 11/27 at 100.00 382,046
5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 4,141,470
2,400 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 2,262,988
1,630 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 1,501,730
Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A:
655 4.000%, 10/01/36 10/27 at 100.00 655,783
1,000 4.000%, 10/01/37 10/27 at 100.00 997,124
1,000 4.000%, 10/01/47 10/27 at 100.00 934,630
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 920,229
Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A:
965 3.000%, 6/01/33 6/26 at 100.00 882,645
610 5.000%, 6/01/35 6/26 at 100.00 621,332
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A:
1,370 5.000%, 7/01/49 7/29 at 100.00 1,272,069
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41
6/24 at 100.00 1,000,118
2,625 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 2,653,217
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021:
1,000 5.000%, 11/01/38 11/29 at 100.00 1,048,623
1,000 5.000%, 11/01/51 11/29 at 100.00 1,016,202
1,730 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 1,744,440
1,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 1,212,120
825 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 760,215
Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016:
415 3.000%, 11/01/36 5/26 at 100.00 338,275
3,435 4.000%, 11/01/46 5/26 at 100.00 2,955,557
1,950 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 1,771,057
835 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 839,823
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
1,000 4.000%, 9/01/38 9/28 at 100.00 964,685
1,000 5.000%, 9/01/48 9/28 at 100.00 1,002,845
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
1,675 4.000%, 9/01/44 9/29 at 100.00 1,558,789
625 4.000%, 9/01/49 9/29 at 100.00 570,248

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B:
$ 1,600 4.000%, 5/01/56 5/32 at 100.00 $ 1,415,618
2,000 4.000%, 5/01/56 - AGM Insured 5/32 at 100.00 1,809,288
1,000 5.000%, 5/01/57 5/32 at 100.00 1,019,550
3,000 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2024A-1, 5.000%, 8/15/49 - AGM Insured
8/34 at 100.00 3,136,777
1,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020A, 4.000%,
4/15/50
4/30 at 100.00 918,517
2,215 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,221,037
1,615 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
8/29 at 100.00 1,536,377
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 559,815
3,340 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 3,373,463
1,705 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2023A, 5.000%, 6/01/34
No Opt. Call 1,910,091
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 624,707
Total Health Care 63,061,738
Housing/Multifamily - 0.5%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 649,993
1,000 (c) Erie County Industrial Development Authority, 6.750%, 9/01/61 9/33 at 100.00 991,775
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 94,900
171 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/24 at 100.00 174,338
Total Housing/Multifamily 1,911,006
Housing/Single Family - 12.2%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 648,475
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,098,167
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 2,994,504
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 1,291,444
5,820 3.200%, 10/01/41 10/25 at 100.00 4,841,638
1,520 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 1,392,533
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 1,772,712
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 150,863
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 4,889,216
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 2,984,428

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133:
$ 1,405 2.350%, 10/01/40 10/29 at 100.00 $ 1,017,566
5,255 2.500%, 10/01/45 10/29 at 100.00 3,604,746
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 821,892
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-134A:
5,320 1.850%, 4/01/36 10/29 at 100.00 3,872,971
3,145 2.050%, 4/01/41 10/29 at 100.00 2,144,017
2,430 2.100%, 10/01/43 10/29 at 100.00 1,562,675
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 2,146,129
3,935 2.375%, 10/01/46 10/30 at 100.00 2,581,368
4,425 2.500%, 10/01/50 10/30 at 100.00 2,769,420
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 1,567,981
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 1,318,311
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 1,452,283
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46
10/32 at 100.00 2,031,513
1,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.600%, 10/01/49
10/32 at 100.00 1,320,021
Total Housing/Single Family 50,274,873
Industrials - 0.8%
250 (c),(d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 25
250 (c),(d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 25
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 2,529,530
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call 997,312
Total Industrials 3,526,892
Long-Term Care - 7.5%
1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 1,485,368
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 70,521
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 524,615
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 1,918,936
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 3,106,935
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
735 4.000%, 1/01/33 1/25 at 100.00 719,301
1,120 5.000%, 1/01/38 1/25 at 100.00 1,124,642

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
$ 355 5.000%, 1/01/28 1/26 at 100.00 $ 358,794
1,000 5.000%, 1/01/29 1/26 at 100.00 1,011,752
910 5.000%, 1/01/30 1/26 at 100.00 921,110
135 3.250%, 1/01/36 1/26 at 100.00 120,349
1,430 3.250%, 1/01/39 1/26 at 100.00 1,203,483
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 272,544
105 5.000%, 1/01/39 1/29 at 100.00 106,972
635 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 636,592
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 340,745
Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 516,334
245 5.000%, 3/01/50 3/27 at 102.00 200,379
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 927,427
Lancaster Industrial Development Authority, Pennsylvania, Health Center
Revenue Bonds, Landis Homes Retirement Community Project, Refunding
Series 2021:
910 4.000%, 7/01/51 7/26 at 103.00 689,628
1,400 4.000%, 7/01/56 7/26 at 103.00 1,030,052
2,750 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 2,816,742
500 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2023A, 5.250%, 11/15/53
11/30 at 100.00 510,118
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%,
12/01/48
12/25 at 102.00 1,899,821
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 939,630
Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021:
1,800 4.000%, 7/01/41 7/26 at 103.00 1,655,109
500 4.000%, 7/01/46 7/26 at 103.00 437,847
1,000 Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2, 5.000%, 7/01/42
7/29 at 103.00 1,020,607
Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021:
2,655 4.000%, 5/15/41 5/28 at 103.00 2,099,649
3,345 4.000%, 5/15/47 5/28 at 103.00 2,450,290
Total Long-Term Care 31,116,292
Tax Obligation/General - 17.0%
Allegheny County, Pennsylvania, General Obligation Bonds, Series
2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 954,660
415 5.000%, 12/01/34 12/24 at 100.00 416,975
2,040 Allegheny County, Pennsylvania, General Obligation Bonds, Series
2018C-77, 5.000%, 11/01/43
11/28 at 100.00 2,118,146
495 Allentown City School District, Lehigh County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019C, 4.000%, 2/01/36 - BAM
Insured
8/29 at 100.00 477,652

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,045 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/32
8/26 at 100.00 $ 1,052,673
815 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 822,840
1,800 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/37
12/24 at 100.00 1,804,967
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call 2,907,286
Coatesville Area School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 2,393,790
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 1,048,326
820 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 694,596
Delaware County, Pennsylvania, General Obligation Bonds, Series 2024:
735 5.000%, 8/01/46 , (WI/DD) 8/32 at 100.00 781,728
735 5.000%, 8/01/48 , (WI/DD) 8/32 at 100.00 778,401
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call 2,059,749
855 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 532,803
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 500,761
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call 1,353,900
2,250 Hatboro-Horsham School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.250%, 9/15/51
9/31 at 100.00 2,397,186
1,000 Littlestown Area School District, Adams County, Pennsylvania, General
Obligation Bonds, Series 2023A, 5.000%, 10/01/50 - BAM Insured
10/33 at 100.00 1,043,104
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call 4,803,480
2,000 Middletown Area School District, Dauphin County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 3/01/38 - BAM Insured
3/28 at 100.00 2,072,571
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 3,362,437
1,000 Penn Manor School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2019A, 4.000%, 3/01/34
9/27 at 100.00 1,009,397
Pennsylvania State, General Obligation Bonds, First Series 2023:
3,180 5.000%, 9/01/35 9/33 at 100.00 3,607,409
10,000 4.000%, 9/01/40 9/33 at 100.00 9,992,185
5,185 Pennsylvania State, General Obligation Bonds, Refunding First Series
2019, 5.000%, 7/15/24
No Opt. Call 5,192,049
1,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Green Series 2023B, 5.000%, 9/01/48
9/33 at 100.00 1,582,479
3,535 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 3,876,037
1,715 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 1,582,381
760 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 712,107
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 2,011,349
50 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
6/24 at 100.00 50,013
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds,
Series of 2022, 4.000%, 12/01/47
12/27 at 100.00 939,660
1,000 Tredyffrin Township, Chester County, Pennsylvania, General Obligation
Bonds, Series 2024, 4.000%, 11/15/46
11/29 at 100.00 945,318
1,000 Tredyffrin-Easttown School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2024, 5.000%, 2/15/41 , (WI/DD)
2/32 at 100.00 1,088,881
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 1,369,991

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 95 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2020, 3.000%, 10/01/30
10/28 at 100.00 $ 88,998
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call 954,023
900 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 787,313
Total Tax Obligation/General 70,167,621
Tax Obligation/Limited - 5.5%
105 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 108,397
100 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33
5/28 at 100.00 100,718
960 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Series
2022, 5.250%, 5/01/42
5/32 at 100.00 928,446
505 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 496,690
1,000 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 975,629
100 (c) Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%,
3/01/38
3/28 at 100.00 96,014
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018:
595 5.000%, 6/01/31 6/28 at 100.00 622,756
5,050 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 4,958,365
501 (c) Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33
7/24 at 100.00 487,089
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 1,528,054
1,000 4.900%, 12/01/44 12/26 at 100.00 1,015,316
2,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 1,868,048
6,040 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series
2022B, 4.000%, 2/01/25 - AGM Insured
No Opt. Call 6,050,632
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
171 0.000%, 7/01/51 7/28 at 30.01 40,670
1,012 4.750%, 7/01/53 7/28 at 100.00 1,005,645
1,757 5.000%, 7/01/58 7/28 at 100.00 1,757,570
355 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 351,860
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 516,992
Total Tax Obligation/Limited 22,908,891
Transportation - 7.6%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A:
3,175 5.000%, 1/01/51, (AMT) 1/31 at 100.00 3,250,271
3,530 5.000%, 1/01/56, (AMT) 1/31 at 100.00 3,603,078
1,955 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 1,955,047

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 $ 1,090,475
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 2,886,129
2,615 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 2,619,162
4,875 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 5,278,706
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A:
665 4.250%, 12/01/44 12/33 at 100.00 672,186
3,000 5.000%, 12/01/48 12/33 at 100.00 3,191,466
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2024A, 5.000%, 12/01/42
12/33 at 100.00 1,644,117
2,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,824,157
195 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 174,621
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 1,007,262
1,250 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,119,221
Total Transportation 31,315,898
U.S. Guaranteed - 4.3% (f)
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48, (Pre-refunded 5/15/25)
5/25 at 102.00 1,649,639
Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 300,875
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 693,542
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-refunded
8/15/24)
8/24 at 100.00 2,034,671
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 960,483
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 335,168
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 920,632
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 221,354
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 621,710
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 606,678
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 74,504
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A:
155 5.000%, 7/01/49, (Pre-refunded 7/01/29) 7/29 at 100.00 165,804
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 485,237
3,295 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,320,559
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
50 (c) 5.000%, 3/15/45, (Pre-refunded 3/15/28) 3/28 at 100.00 52,881

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 $ 5,143,936
Total U.S. Guaranteed 17,587,673
Utilities - 8.4%
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 1,847,449
1,365 5.000%, 12/01/45 12/25 at 100.00 1,370,721
2,170 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2018, 5.000%, 6/01/43
6/28 at 100.00 2,252,538
935 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 979,911
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 51,259
1,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 1,074,959
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 394,285
1,250 Clairton Municipal Authority, Allegheny County, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2024B, 4.375%, 12/01/42 , (WI/DD)
12/34 at 100.00 1,205,282
430 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 432,846
1,000 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2024, 4.000%, 12/01/46 - BAM Insured
6/34 at 100.00 956,299
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 1,172,480
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding Series
2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 1,960,435
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding Series
2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 3,488,021
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 8,550,905
1,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/37
8/27 at 100.00 1,028,864
1,045 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 1,090,894
1,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 1,229,409
1,500 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 1,546,460
Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2023A:
1,510 5.000%, 9/01/42 - AGM Insured 9/33 at 100.00 1,635,862
1,000 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 963,336
665 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 592,460
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 778,986
Total Utilities 34,603,661
Total Municipal Bonds
(cost $419,606,305) 380,209,096

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Shares Description (a) Value
X 23,491,501
COMMON STOCKS - 5.7%   X 23,491,501
Utilities - 5 .7%
9,278 (e),(g) Vistra Vision $ 23,491,501
Total Utilities 23,491,501
Total Common Stocks
(cost $9,068,453) 23,491,501
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
8,248
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%   X 8,248
Capital Goods - 0 .0%
$ 64
(d),(e)
KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 09/17/24 $ 8,248
Total Capital Goods 8,248
Total Variable Rate Senior Loan Interests
(cost $64,338) 8,248
Total Long-Term Investments
(cost $428,739,096) 403,708,845
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.5%
X 1,960,000
MUNICIPAL BONDS - 0.5%   X 1,960,000
Education and Civic Organizations - 0 .0%
$ 200 (j) Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Series 2006, 3.360%, 11/01/36
6/24 at 100.00 $ 200,000
Total Education and Civic Organizations 200,000
Tax Obligation/General - 0 .1%
260 (j) Allegheny County, Pennsylvania, General Obligation Bonds, Refunding
Adjustable Rate Demand Series 2000C-50, 3.340%, 5/01/27
6/24 at 100.00 260,000
Total Tax Obligation/General 260,000
Transportation - 0 .4%
1,500 (j) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023B, 3.340%, 12/01/43
6/24 at 100.00 1,500,000
Total Transportation 1,500,000
Total Municipal Bonds
(cost $1,960,000) 1,960,000
Total Short-Term Investments
(cost $1,960,000) 1,960,000
Total Investments
(cost $430,699,096) - 98.2% 405,668,845
Other Assets & Liabilities, Net - 1.8% 7,242,327
Net Assets - 100% $ 412,911,172
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,955,951 or 1.2% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
BAM Build America Mutual
N/A Not Applicable.
NPFG National Public Finance Guarantee Corp
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments May 31, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.3%
X 497,742,766
MUNICIPAL BONDS - 97.3%   X 497,742,766
Consumer Staples - 2.6%
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A:
$ 235 5.250%, 6/01/32 6/24 at 100.00 $ 231,389
600 5.625%, 6/01/47 6/24 at 100.00 580,143
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
6/24 at 100.00 7,065,126
5,555 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
6/24 at 100.00 5,343,848
Total Consumer Staples 13,220,506
Education and Civic Organizations - 8.5%
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 1,641,100
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 1,581,154
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 1,499,065
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,454,879
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,474,107
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 503,050
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 731,755
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,514,190
The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A:
9,355 5.000%, 4/01/39 4/27 at 100.00 9,702,464
5,000 5.000%, 4/01/47 4/27 at 100.00 5,131,227
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 5,160,828
1,790 Virginia College Building Authority Educational Facility, Revenue Bonds,
University of Richmond Refunding Series 2024, 5.000%, 3/01/49
3/34 at 100.00 1,926,336
1,000 (c) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45
7/25 at 100.00 918,142
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
3,000 (c) 5.000%, 7/01/35 7/25 at 100.00 2,977,225
4,465 (c) 5.000%, 7/01/45 7/25 at 100.00 4,099,502
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call 1,713,040
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 555,346
Total Education and Civic Organizations 43,583,410

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 16.7%
Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 1,600 5.000%, 7/01/24 No Opt. Call $ 1,600,832
1,200 5.000%, 7/01/31 7/30 at 100.00 1,283,910
1,050 5.000%, 7/01/32 7/30 at 100.00 1,123,171
325 5.000%, 7/01/37 7/30 at 100.00 344,718
1,195 4.000%, 7/01/38 7/30 at 100.00 1,175,588
1,075 4.000%, 7/01/45 7/30 at 100.00 1,010,381
1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 1,553,636
1,000 Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 962,621
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,802,041
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 2,915,260
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
7/24 at 100.00 2,000,007
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 3,840,295
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,712,473
3,500 (c) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45
7/25 at 100.00 3,421,524
2,000 (c) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46
7/27 at 100.00 1,928,643
1,000 Isle Economic Development Authority, Wight County, Virginia, Health
System Revenue Bonds, Riverside Health System Series 2023, 5.250%,
7/01/43 - AGM Insured
7/33 at 100.00 1,085,990
3,000 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A, 5.000%,
1/01/47
1/27 at 100.00 3,011,728
Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021:
4,050 4.000%, 1/01/47 1/32 at 100.00 3,729,411
3,000 3.000%, 1/01/51 1/32 at 100.00 2,198,239
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 952,003
Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A:
4,250 5.000%, 7/01/47 No Opt. Call 4,665,904
6,000 4.000%, 7/01/51 7/30 at 100.00 5,650,810
Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,014,134
1,440 5.000%, 6/15/35 6/26 at 100.00 1,455,425
1,600 5.000%, 6/15/36 6/26 at 100.00 1,618,403
1,360 4.000%, 6/15/37 6/26 at 100.00 1,301,990
6,500 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 6,594,188
7,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 6,637,918
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A:
5,000 5.000%, 10/01/41 10/32 at 100.00 5,347,960
1,415 5.000%, 10/01/42 10/32 at 100.00 1,508,349

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
$ 4,000 4.000%, 11/01/38 11/29 at 100.00 $ 3,998,218
1,150 4.000%, 11/01/39 11/29 at 100.00 1,147,053
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 1,268,405
1,230 5.000%, 1/01/34 1/26 at 100.00 1,246,855
2,000 4.000%, 1/01/37 1/26 at 100.00 1,945,601
1,215 5.000%, 1/01/44 1/26 at 100.00 1,219,903
Total Health Care 85,273,587
Housing/Multifamily - 5.5%
435 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River
Glen, Series 1996, 6.100%, 9/01/26
7/24 at 100.00 435,742
2,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North Project,
Series 2023, 5.000%, 1/01/45, (Mandatory Put 1/01/28)
7/27 at 100.00 2,047,939
785 (c) Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37
1/27 at 100.00 752,736
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,510 3.500%, 3/01/35 6/24 at 100.00 1,436,813
1,790 3.625%, 3/01/39 6/24 at 100.00 1,616,347
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 920,487
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,347,673
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,373,101
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,488,104
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 2,677,652
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 899,485
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 1,228,338
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 1,314,995
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 1,422,833
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,025,922
1,895 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023E, 5.250%, 10/01/63
10/32 at 100.00 1,929,319
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A, 4.450%, 9/01/44
9/33 at 100.00 981,396
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A:
2,750 5.250%, 7/01/53 - AGM Insured 7/33 at 100.00 2,943,669
1,500 4.375%, 7/01/63 - AGM Insured 7/33 at 100.00 1,441,448
Total Housing/Multifamily 28,283,999
Housing/Single Family - 0.5%
1,650 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.600%, 10/01/54
4/33 at 100.00 1,631,113
850 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 4.400%, 10/01/44
4/33 at 100.00 831,852
Total Housing/Single Family 2,462,965

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 0.8%
$ 4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call $ 3,938,815
Total Industrials 3,938,815
Long-Term Care - 3.6%
2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 2,487,133
Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 1,633,093
1,000 4.000%, 10/01/50 10/26 at 103.00 871,628
1,000 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Series 2022A, 5.000%, 10/01/52
10/29 at 103.00 1,021,388
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/50
12/27 at 103.00 778,121
250 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 271,822
620 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 524,249
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 962,584
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 864,883
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
605 5.000%, 1/01/49 7/24 at 104.00 516,010
3,390 5.250%, 1/01/54 7/24 at 104.00 2,939,349
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 5.000%, 1/01/46
1/25 at 100.00 873,270
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 1,270,012
Suffolk Economic Development Authority, Virginia, Retirement Facilities
First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church
Homes and Services Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 2,108,066
500 5.000%, 9/01/31 9/24 at 102.00 492,803
525 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 585,315
Total Long-Term Care 18,199,726
Tax Obligation/General - 6.9%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/32
No Opt. Call 3,303,430
5,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2024A, 5.000%, 10/01/37
4/33 at 100.00 5,641,750
2,000 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/39
12/32 at 100.00 2,231,286
1,335 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015, 3.000%, 7/15/33
7/25 at 100.00 1,235,299

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A, 5.000%, 9/01/40
9/32 at 100.00 $ 1,104,403
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45
- AGM Insured
No Opt. Call 2,524,008
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,000 5.375%, 7/01/25 No Opt. Call 2,017,504
2,920 5.625%, 7/01/29 No Opt. Call 3,142,483
4,500 0.000%, 7/01/33 7/31 at 89.94 2,988,582
1,000 4.000%, 7/01/33 7/31 at 103.00 999,974
2,000 4.000%, 7/01/41 7/31 at 103.00 1,859,053
3,130 Richmond, Virginia, General Obligation Bonds, Public Improvement Series
2024A, 5.000%, 9/01/39
9/33 at 100.00 3,520,581
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call 2,825,355
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 2,117,340
Total Tax Obligation/General 35,511,048
Tax Obligation/Limited - 17.4%
1,485 Arlington County Industrial Development Authority, Virginia, Revenue
Bonds, Refunding County Projects, Series 2017, 5.000%, 2/15/34
8/27 at 100.00 1,555,224
1,495 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45
3/25 at 100.00 1,496,150
655 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
7/24 at 100.00 638,408
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 1,034,229
1,325 (c) Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36
3/31 at 100.00 1,223,995
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 3,027,566
1,000 5.000%, 11/15/35 11/25 at 100.00 1,008,759
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 1,021,660
1,000 5.000%, 12/01/34 12/26 at 100.00 1,018,991
Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 4,182,730
2,000 5.250%, 7/01/60 7/30 at 100.00 2,112,582
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
3,000 5.000%, 7/01/48 1/28 at 100.00 3,080,771
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52
7/32 at 100.00 2,869,387
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 739,378
3,370 (c) Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45
3/25 at 100.00 3,162,327
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 818,749
Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018:
365 (c) 4.500%, 9/01/28 9/27 at 100.00 355,506
1,300 (c) 5.000%, 9/01/37 9/27 at 100.00 1,253,960
2,185 (c) 5.000%, 9/01/45 9/27 at 100.00 2,005,490

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 19 0.000%, 7/01/24 No Opt. Call $ 18,944
81 0.000%, 7/01/27 No Opt. Call 72,226
317 0.000%, 7/01/29 7/28 at 98.64 262,107
210 0.000%, 7/01/31 7/28 at 91.88 160,026
432 0.000%, 7/01/33 7/28 at 86.06 302,076
3,247 0.000%, 7/01/51 7/28 at 30.01 772,257
2,000 4.750%, 7/01/53 7/28 at 100.00 1,987,441
10,615 5.000%, 7/01/58 7/28 at 100.00 10,618,442
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 2,173,179
61 4.536%, 7/01/53 7/28 at 100.00 58,580
31 4.784%, 7/01/58 7/28 at 100.00 30,726
Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015:
1,000 (c) 5.000%, 9/01/30 9/25 at 100.00 1,002,785
1,000 (c) 5.000%, 9/01/33 9/25 at 100.00 1,004,629
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
7/24 at 100.00 1,010,652
2,240 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured
10/24 at 100.00 2,248,981
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.000%,
2/01/41
2/33 at 100.00 2,187,284
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Refunding Series 2017E,
5.000%, 2/01/32
2/28 at 100.00 2,100,949
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/44
2/34 at 100.00 1,946,323
Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012:
360 5.000%, 3/01/25 7/24 at 100.00 358,378
500 5.000%, 3/01/30 6/24 at 100.00 487,310
2,000 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.250%, 7/01/48
7/33 at 100.00 2,192,074
5,000 Virginia Public Building Authority, Public Facilities Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/24
No Opt. Call 5,009,630
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B:
1,250 5.000%, 8/01/31, (AMT) 8/29 at 100.00 1,306,169
2,500 4.000%, 8/01/35, (AMT) 8/29 at 100.00 2,509,831
2,000 4.000%, 8/01/38, (AMT) 8/29 at 100.00 1,948,732
2,500 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B, 5.000%, 8/01/52
8/32 at 100.00 2,681,985
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
7/24 at 100.00 25,001
1,000 Virginia Resources Authority, State Moral Obligation Revenue Bonds,
Pooled Financing Program, Series 2024A, 4.250%, 11/01/49
11/34 at 100.00 988,374
1,335 (c) Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43
10/30 at 120.40 1,334,648
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 976,871
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 3,887,847
3,530 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A, 5.250%,
7/15/53
7/33 at 100.00 3,848,920

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 $ 1,023,962
Total Tax Obligation/Limited 89,143,201
Transportation - 22.3%
350 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A, 4.000%, 7/01/36
7/26 at 100.00 350,651
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
5,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 5,678,993
1,830 5.000%, 7/01/46 7/26 at 100.00 1,836,900
3,000 5.000%, 7/01/51 7/26 at 100.00 3,002,933
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
3,000 4.750%, 7/15/32 7/28 at 100.00 3,065,651
1,755 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,801,240
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
7/24 at 100.00 1,620,079
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 -
AGM Insured
10/29 at 100.00 2,330,971
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 1,876,642
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,836,633
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call 3,816,030
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call 7,691,392
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 3,590,209
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 1,063,686
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 5,292,931
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 643,085
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 3,045,153
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 3,129,457
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 3,469,705
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 1,050,780
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 4,172,501
1,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/42, (AMT)
10/32 at 100.00 1,557,467
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
95 5.000%, 8/01/26, (AMT) 6/24 at 100.00 95,030
595 5.000%, 8/01/31, (AMT) 6/24 at 100.00 595,061
Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/37 7/29 at 100.00 1,053,524
1,740 5.000%, 7/01/43 7/29 at 100.00 1,798,108

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B:
$ 2,045 5.000%, 7/01/34, (AMT) 7/26 at 100.00 $ 2,071,128
2,000 5.000%, 7/01/41, (AMT) 7/26 at 100.00 2,004,492
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
7,800 5.000%, 12/31/49, (AMT) 6/27 at 100.00 7,857,108
2,750 5.000%, 12/31/52, (AMT) 6/27 at 100.00 2,764,666
1,000 5.000%, 12/31/56, (AMT) 6/27 at 100.00 1,002,213
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
1,000 5.000%, 1/01/33, (AMT) 1/32 at 100.00 1,053,048
3,500 5.000%, 7/01/38, (AMT) 1/32 at 100.00 3,637,815
2,000 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,834,640
5,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 5,585,965
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 1,006,155
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 2,355,489
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 976,189
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 2,381,238
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,781,334
1,400 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/37
7/27 at 100.00 1,446,764
Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,033,403
5,000 5.000%, 7/01/43 7/27 at 100.00 5,104,745
Total Transportation 114,361,204
U.S. Guaranteed - 6.0% (d)
140 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 140,688
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded
3/01/25)
3/25 at 100.00 101,346
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 1,053,693
Fairfax County Economic Development Authority, Virginia, Residential
Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series
2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 713,750
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 4,832,999
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 1,472,912
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 2,209,367
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,862,181
Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 1,747,831
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 10,502,298
5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 5,605,458
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 329,234
Total U.S. Guaranteed 30,571,757

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 6.5%
$ 4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call $ 4,408,299
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 2,501,716
1,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Refunding Series 2024A, 5.000%, 11/01/39
11/34 at 100.00 1,131,408
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 3,909,854
2,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 2,824,120
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 4,015,233
4,500 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 4,546,737
2,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 1,851,398
1,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series
2023C, 5.000%, 1/15/47
1/34 at 100.00 1,082,026
3,925 Virginia Resources Authority, Clean Water State Revolving Fund Revenue
Bonds, Refunding Series 2014B, 4.000%, 10/01/27
10/24 at 100.00 3,907,400
2,500 (c) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38)
7/24 at 100.00 2,447,977
570 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 3.800%, 11/01/40, (Mandatory Put 5/28/27)
No Opt. Call 566,380
Total Utilities 33,192,548
Total Municipal Bonds
(cost $502,705,575) 497,742,766
Total Long-Term Investments
(cost $502,705,575) 497,742,766
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.8%
X 4,000,000
MUNICIPAL BONDS - 0.8%   X 4,000,000
Education and Civic Organizations - 0 .8%
$ 4,000 (e) Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Smithsonian Institution, Series 2003A, 3.000%, 12/01/33
6/24 at 100.00 $ 4,000,000
Total Education and Civic Organizations 4,000,000
Total Municipal Bonds
(cost $4,000,000) 4,000,000
Total Short-Term Investments
(cost $4,000,000) 4,000,000
Total Investments
(cost $506,705,575) - 98.1% 501,742,766
Other Assets & Liabilities, Net - 1.9% 9,785,229
Net Assets - 100% $ 511,527,995
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $38,032,355 or 7.6% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

AGC Assured Guaranty Corp
AGM Assured Guaranty Municipal
AMT Alternative Minimum Tax
ETM Escrowed to maturity
NPFG National Public Finance Guarantee Corp
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2024 Arizona Colorado Maryland New Mexico Pennsylvania Virginia
ASSETS
Long-term investments, at value
†
$ 153,768,000 $ 458,015,633 $ 258,813,219 $ 67,691,889 $ 403,708,845 $ 497,742,766
Short-term investments, at value
◊
1,670,000 – 4,000,000 – 1,960,000 4,000,000
Cash 140,694 4,134,351 – – – 3,462,604
Receivables:
Interest 2,745,289 8,072,613 4,004,067 1,077,698 4,822,740 7,211,295
Investments sold 12,000 645,000 1,205,418 – 8,130,116 10,000
Reimbursement from Adviser – – – – – 22,271
Shares sold 24,437 401,437 441,811 16,365 127,113 555,998
Other 7,302 16,844 12,226 5,482 24,984 37,490
Total assets 158,367,722 471,285,878 268,476,741 68,791,434 418,773,798 513,042,424
LIABILITIES
Cash overdraft – – 3,376,288 336,173 631,209 –
Payables:
Management fees 67,387 197,482 112,721 29,789 174,540 213,689
Dividends 84,258 148,180 204,825 37,420 249,112 376,103
Interest 373 987 543 166 971 1,067
Investments purchased - when-issued/delayed-
delivery settlement 523,935 – – – 3,879,668 –
Shares redeemed 348,289 791,188 369,708 83,190 744,385 719,755
Accrued expenses:
Custodian fees 28,962 49,053 33,302 19,637 50,146 47,397
Trustees fees 2,415 11,820 5,462 1,099 20,232 30,386
Professional fees 3,885 11,071 5,641 1,414 10,476 11,526
Shareholder reporting expenses 6,698 13,858 8,600 3,575 15,885 16,353
Shareholder servicing agent fees 14,224 45,135 29,362 6,180 51,482 57,992
12b-1 distribution and service fees 14,567 34,639 18,528 7,952 34,520 40,161
Total liabilities 1,094,993 1,303,413 4,164,980 526,595 5,862,626 1,514,429
Net assets $ 157,272,729 $ 469,982,465 $ 264,311,761 $ 68,264,839 $ 412,911,172 $ 511,527,995
NET ASSETS CONSIST OF:
Paid-in capital $ 174,657,935 $ 515,188,927 $ 294,584,547 $ 76,125,482 $ 448,744,612 $ 566,831,573
Total distributable earnings (loss) (17,385,206) (45,206,462) (30,272,786) (7,860,643) (35,833,440) (55,303,578)
Net assets $ 157,272,729 $ 469,982,465 $ 264,311,761 $ 68,264,839 $ 412,911,172 $ 511,527,995
†
Long-term investments, cost $ 158,437,032 $ 461,663,943 $ 269,095,913 $ 70,033,148 $ 428,739,096 $ 502,705,575
◊
Short-term investments, cost $ 1,670,000 $ — $ 4,000,000 $ — $ 1,960,000 $ 4,000,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
CLASS A:
Net assets $ 70,877,213 $ 161,544,687 $ 88,742,580 $ 40,135,709 $ 153,548,493 $ 190,459,896
Shares outstanding 7,078,643 16,203,019 9,127,364 4,213,763 15,111,488 18,696,238
Net asset value ("NAV") per share $ 10.01 $ 9.97 $ 9.72 $ 9.52 $ 10.16 $ 10.19
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.45 $ 10.41 $ 10.15 $ 9.94 $ 10.61 $ 10.64
CLASS C:
Net assets $ 3,151,435 $ 8,292,614 $ 3,963,226 $ 1,195,259 $ 9,452,648 $ 8,924,321
Shares outstanding 314,948 833,182 409,215 125,273 933,880 876,823
NAV and offering price per share $ 10.01 $ 9.95 $ 9.68 $ 9.54 $ 10.12 $ 10.18
CLASS I:
Net assets $ 83,244,081 $ 300,145,164 $ 171,605,955 $ 26,933,871 $ 249,910,031 $ 312,143,778
Shares outstanding 8,297,920 30,124,014 17,659,992 2,814,798 24,640,119 30,713,568
NAV and offering price per share $ 10.03 $ 9.96 $ 9.72 $ 9.57 $ 10.14 $ 10.16
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2024 Arizona Colorado Maryland New Mexico
INVESTMENT INCOME
Interest $ 6,092,539 $ 18,628,021 $ 10,131,751 $ 2,839,845
Total investment income 6,092,539 18,628,021 10,131,751 2,839,845
EXPENSES
– – – –
Management fees 818,196 2,276,818 1,243,796 372,629
12b-1 service fees - Class A 139,870 319,685 173,300 87,166
12b-1 distribution and service fees - Class C 32,365 99,306 44,903 13,037
Shareholder servicing agent fees - Class A 25,366 59,483 37,054 14,166
Shareholder servicing agent fees - Class C 1,180 3,688 1,918 423
Shareholder servicing agent fees - Class I 31,928 106,249 65,767 9,119
Interest expense 19,608 34,669 86,454 12,068
Trustees fees 5,921 16,783 9,098 2,683
Custodian expenses, net 21,269 45,445 19,372 16,764
Registration fees 11,806 7,764 10,719 6,598
Professional fees 56,650 74,493 61,667 50,337
Shareholder reporting expenses 19,529 35,826 25,410 12,827
Other 14,350 17,989 15,690 12,774
Total expenses 1,198,038 3,098,198 1,795,148 610,591
Net investment income (loss) 4,894,501 15,529,823 8,336,603 2,229,254
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (3,268,948) (8,304,890) (4,487,675) (755,623)
Net realized gain (loss) (3,268,948) (8,304,890) (4,487,675) (755,623)
Change in unrealized appreciation (depreciation) on:
Investments 3,243,515 5,132,483 1,765,702 672,287
Net change in unrealized appreciation (depreciation) 3,243,515 5,132,483 1,765,702 672,287
Net realized and unrealized gain (loss) (25,433) (3,172,407) (2,721,973) (83,336)
Net increase (decrease) in net assets from operations $ 4,869,068 $ 12,357,416 $ 5,614,630 $ 2,145,918

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended May 31, 2024 Pennsylvania Virginia
INVESTMENT INCOME
Dividends $ 92,778 $ —
Interest 15,349,129 19,696,424
Total investment income 15,441,907 19,696,424
EXPENSES
– –
Management fees 2,093,659 2,393,595
12b-1 service fees - Class A 328,480 370,904
12b-1 distribution and service fees - Class C 106,431 102,551
Shareholder servicing agent fees - Class A 80,681 82,737
Shareholder servicing agent fees - Class C 5,219 4,570
Shareholder servicing agent fees - Class I 121,040 127,693
Interest expense 91,714 126,287
Trustees fees 15,536 17,871
Custodian expenses, net 48,154 31,541
Registration fees 6,290 7,131
Professional fees 73,252 74,622
Shareholder reporting expenses 44,289 43,180
Other 18,388 18,636
Total expenses before fee waiver/expense reimbursement 3,033,133 3,401,318
Fee waiver/expense reimbursement — (22,271)
Net expenses 3,033,133 3,379,047
Net investment income (loss) 12,408,774 16,317,377
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,921,402) (4,450,432)
Futures contracts 238,957 —
Net realized gain (loss) (4,682,445) (4,450,432)
Change in unrealized appreciation (depreciation) on:
Investments 5,702,946 2,350,718
Futures contracts 66,706 —
Net change in unrealized appreciation (depreciation) 5,769,652 2,350,718
Net realized and unrealized gain (loss) 1,087,207 (2,099,714)
Net increase (decrease) in net assets from operations $ 13,495,981 $ 14,217,663

Statement of Changes in Net Assets
See Notes to Financial Statements

Arizona Colorado
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 4,894,501 $ 4,566,806 $ 15,529,823 $ 13,622,549
Net realized gain (loss) (3,268,948) (4,290,770) (8,304,890) (21,226,276)
Net change in unrealized appreciation (depreciation) 3,243,515 (1,895,837) 5,132,483 2,745,286
Net increase (decrease) in net assets from operations 4,869,068 (1,619,801) 12,357,416 (4,858,441)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,041,803) (1,751,551) (5,313,124) (4,483,501)
Class C (68,318) (60,801) (247,589) (249,104)
Class I (2,728,774) (2,594,402) (10,019,062) (8,217,622)
Total distributions (4,838,895) (4,406,754) (15,579,775) (12,950,227)
FUND SHARE TRANSACTIONS
Subscriptions 54,601,151 69,831,515 174,556,261 194,591,101
Reinvestments of distributions 3,851,761 3,260,283 13,756,608 11,146,147
Redemptions (73,512,692) (71,039,241) (171,838,071) (226,703,022)
Net increase (decrease) from Fund share transactions (15,059,780) 2,052,557 16,474,798 (20,965,774)
Net increase (decrease) in net assets (15,029,607) (3,973,998) 13,252,439 (38,774,442)
Net assets at the beginning of period 172,302,336 176,276,334 456,730,026 495,504,468
Net assets at the end of period $ 157,272,729 $ 172,302,336 $ 469,982,465 $ 456,730,026

See Notes to Financial Statements

Maryland New Mexico
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 8,336,603 $ 7,616,957 $ 2,229,254 $ 2,177,450
Net realized gain (loss) (4,487,675) (5,697,914) (755,623) (1,636,375)
Net change in unrealized appreciation (depreciation) 1,765,702 (5,498,804) 672,287 (1,551,282)
Net increase (decrease) in net assets from operations 5,614,630 (3,579,761) 2,145,918 (1,010,207)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,779,670) (2,502,675) (1,325,942) (1,241,514)
Class C (108,434) (120,518) (29,070) (29,171)
Class I (5,323,162) (4,692,843) (904,790) (776,392)
Total distributions (8,211,266) (7,316,036) (2,259,802) (2,047,077)
FUND SHARE TRANSACTIONS
Subscriptions 128,139,990 112,478,063 16,617,821 18,056,300
Reinvestments of distributions 5,932,786 5,200,757 1,818,858 1,646,901
Redemptions (117,602,037) (127,597,797) (26,751,236) (29,462,396)
Net increase (decrease) from Fund share transactions 16,470,739 (9,918,977) (8,314,557) (9,759,195)
Net increase (decrease) in net assets 13,874,103 (20,814,774) (8,428,441) (12,816,479)
Net assets at the beginning of period 250,437,658 271,252,432 76,693,280 89,509,759
Net assets at the end of period $ 264,311,761 $ 250,437,658 $ 68,264,839 $ 76,693,280

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Pennsylvania Virginia
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 12,408,774 $ 12,448,438 $ 16,317,377 $ 15,460,352
Net realized gain (loss) (4,682,445) (5,767,947) (4,450,432) (18,128,595)
Net change in unrealized appreciation (depreciation) 5,769,652 (18,805,875) 2,350,718 (5,654,671)
Net increase (decrease) in net assets from operations 13,495,981 (12,125,384) 14,217,663 (8,322,914)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,647,501) (4,484,113) (6,115,410) (5,043,613)
Class C (214,530) (237,581) (253,955) (261,663)
Class I (7,437,863) (7,411,027) (10,006,166) (8,923,945)
Total distributions (12,299,894) (12,132,721) (16,375,531) (14,229,221)
FUND SHARE TRANSACTIONS
Subscriptions 147,889,479 166,706,374 210,223,640 258,637,035
Reinvestments of distributions 9,497,803 9,143,099 12,411,477 10,641,403
Redemptions (194,285,685) (231,412,202) (201,556,878) (333,985,461)
Net increase (decrease) from Fund share transactions (36,898,403) (55,562,729) 21,078,239 (64,707,023)
Net increase (decrease) in net assets (35,702,316) (79,820,834) 18,920,371 (87,259,158)
Net assets at the beginning of period 448,613,488 528,434,322 492,607,624 579,866,782
Net assets at the end of period $ 412,911,172 $ 448,613,488 $ 511,527,995 $ 492,607,624

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Arizona
Class
A
5/31/24
$ 9.95 $ 0.29 $ 0.06 $ 0.35 $ (0.29) $ — $ (0.29) $ 10.01
5/31/23
10.31 0.26 (0.37) (0.11) (0.25) — (0.25) 9.95
5/31/22
11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
5/31/21
11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
5/31/20
10.98 0.28 0.06 0.34 (0.29) — (0.29) 11.03
Class
C
5/31/24
9.94 0.21 0.07 0.28 (0.21) — (0.21) 10.01
5/31/23
10.31 0.18 (0.38) (0.20) (0.17) — (0.17) 9.94
5/31/22
11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
5/31/21
11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
5/31/20
10.98 0.19 0.07 0.26 (0.21) — (0.21) 11.03
Class
I
5/31/24
9.97 0.31 0.06 0.37 (0.31) — (0.31) 10.03
5/31/23
10.33 0.28 (0.37) (0.09) (0.27) — (0.27) 9.97
5/31/22
11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
5/31/21
11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
5/31/20
11.01 0.30 0.07 0.37 (0.32) — (0.32) 11.06
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3.59% $ 70,877 0.83% 0.82% 2.95% 16%
(1.03) 72,638 0.82 0.82 2.61 22
(7.46) 71,380 0.81 0.80 2.00 16
5.44 87,105 0.82 0.81 2.24 4
3.15 61,110 0.84 0.83 2.54 13
2.85 3,151 1.63 1.62 2.15 16
(1.91) 3,211 1.62 1.62 1.79 22
(8.12) 4,362 1.61 1.60 1.20 16
4.52 5,474 1.62 1.61 1.45 4
2.35 4,909 1.64 1.63 1.74 13
3.78 83,244 0.63 0.62 3.14 16
(0.83) 96,453 0.62 0.62 2.80 22
(7.25) 100,535 0.61 0.60 2.20 16
5.56 113,625 0.62 0.61 2.44 4
3.37 79,716 0.64 0.63 2.74 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Colorado
Class
A
5/31/24
$ 9.99 $ 0.33 $ (0.02) $ 0.31 $ (0.33) $ — $ (0.33) $ 9.97
5/31/23
10.33 0.28 (0.35) (0.07) (0.27) — (0.27) 9.99
5/31/22
11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
5/31/21
11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
5/31/20
10.89 0.27 0.16 0.43 (0.29) — (0.29) 11.03
Class
C
5/31/24
9.97 0.25 (0.02) 0.23 (0.25) — (0.25) 9.95
5/31/23
10.31 0.20 (0.35) (0.15) (0.19) — (0.19) 9.97
5/31/22
11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
5/31/21
11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
5/31/20
10.87 0.18 0.17 0.35 (0.21) — (0.21) 11.01
Class
I
5/31/24
9.98 0.35 (0.02) 0.33 (0.35) — (0.35) 9.96
5/31/23
10.32 0.30 (0.35) (0.05) (0.29) — (0.29) 9.98
5/31/22
11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
5/31/21
11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
5/31/20
10.89 0.29 0.16 0.45 (0.32) — (0.32) 11.02
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .18% $ 161,545 0 .79% 0 .78% 3 .30% 30%
( 0 .63 ) 163,150 0 .78 0 .78 2 .84 41
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .02 185,700 0 .78 0 .78 2 .47 20
2 .33 8,293 1 .59 1 .58 2 .49 30
( 1 .44 ) 11,383 1 .58 1 .58 2 .02 41
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
3 .21 17,392 1 .58 1 .58 1 .68 20
3 .36 300,145 0 .59 0 .58 3 .50 30
( 0 .44 ) 282,198 0 .58 0 .58 3 .03 41
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4
4 .14 248,133 0 .58 0 .58 2 .67 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Maryland
Class
A
5/31/24
$ 9.71 $ 0.32 $ —(d) $ 0.32 $ (0.31) $ — $ (0.31) $ 9.72
5/31/23
10.10 0.29 (0.41) (0.12) (0.27) — (0.27) 9.71
5/31/22
11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
5/31/21
10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
5/31/20
10.78 0.28 (0.09) 0.19 (0.29) — (0.29) 10.68
Class
C
5/31/24
9.67 0.24 —(d) 0.24 (0.23) — (0.23) 9.68
5/31/23
10.06 0.21 (0.41) (0.20) (0.19) — (0.19) 9.67
5/31/22
11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
5/31/21
10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
5/31/20
10.74 0.19 (0.09) 0.10 (0.21) — (0.21) 10.63
Class
I
5/31/24
9.70 0.34 0.01 0.35 (0.33) — (0.33) 9.72
5/31/23
10.10 0.30 (0.41) (0.11) (0.29) — (0.29) 9.70
5/31/22
11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
5/31/21
10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
5/31/20
10.78 0.30 (0.08) 0.22 (0.32) — (0.32) 10.68
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3.37% $ 88,743 0.83% 0.80% 3.27% 18%
(1.11) 88,766 0.80 0.80 2.92 23
(7.27) 96,337 0.78 0.78 2.25 22
6.72 116,909 0.80 0.80 2.40 9
1.79 97,106 0.81 0.81 2.59 18
2.56 3,963 1.63 1.60 2.47 18
(1.94) 5,111 1.60 1.60 2.12 23
(7.98) 7,861 1.58 1.58 1.45 22
5.88 10,445 1.60 1.60 1.61 9
0.98 12,507 1.61 1.61 1.79 18
3.70 171,606 0.63 0.60 3.46 18
(1.02) 156,560 0.60 0.60 3.12 23
(7.06) 167,055 0.58 0.58 2.45 22
6.93 175,495 0.60 0.60 2.59 9
2.01 130,951 0.61 0.61 2.79 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Mexico
Class
A
5/31/24
$ 9.50 $ 0.28 $ 0.03 $ 0.31 $ (0.29) $ — $ (0.29) $ 9.52
5/31/23
9.85 0.26 (0.37) (0.11) (0.24) — (0.24) 9.50
5/31/22
10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
5/31/21
10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
5/31/20
10.42 0.28 0.13 0.41 (0.30) — (0.30) 10.53
Class
C
5/31/24
9.51 0.21 0.03 0.24 (0.21) — (0.21) 9.54
5/31/23
9.87 0.18 (0.37) (0.19) (0.17) — (0.17) 9.51
5/31/22
10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
5/31/21
10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
5/31/20
10.44 0.20 0.12 0.32 (0.21) — (0.21) 10.55
Class
I
5/31/24
9.54 0.30 0.04 0.34 (0.31) — (0.31) 9.57
5/31/23
9.90 0.28 (0.37) (0.09) (0.27) — (0.27) 9.54
5/31/22
10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
5/31/21
10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
5/31/20
10.47 0.30 0.13 0.43 (0.32) — (0.32) 10.58
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .31% $ 40,136 0 .90% 0 .88% 2 .99% 6%
( 1 .05 ) 46,298 0 .87 0 .86 2 .72 17
( 6 .35 ) 57,918 0 .84 0 .84 2 .21 15
4 .48 62,010 0 .85 0 .85 2 .36 10
3 .94 57,402 0 .86 0 .86 2 .68 5
2 .59 1,195 1 .70 1 .68 2 .19 6
( 1 .93 ) 1,516 1 .67 1 .66 1 .92 17
( 7 .08 ) 1,915 1 .64 1 .64 1 .41 15
3 .66 2,592 1 .65 1 .65 1 .56 10
3 .11 2,814 1 .66 1 .66 1 .89 5
3 .60 26,934 0 .70 0 .68 3 .18 6
( 0 .91 ) 28,879 0 .67 0 .66 2 .92 17
( 6 .20 ) 29,677 0 .64 0 .64 2 .41 15
4 .79 33,372 0 .65 0 .65 2 .56 10
4 .15 28,740 0 .66 0 .66 2 .88 5

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Pennsylvania
Class
A
5/31/24
$ 10.05 $ 0.29 $ 0.11 $ 0.40 $ (0.29) $ — $ (0.29) $ 10.16
5/31/23
10.54 0.26 (0.50) (0.24) (0.25) — (0.25) 10.05
5/31/22
11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
5/31/21
11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
5/31/20
11.15 0.29 0.04 0.33 (0.29) (—)(d) (0.29) 11.19
Class
C
5/31/24
10.01 0.21 0.10 0.31 (0.20) — (0.20) 10.12
5/31/23
10.50 0.17 (0.49) (0.32) (0.17) — (0.17) 10.01
5/31/22
11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
5/31/21
11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
5/31/20
11.11 0.20 0.03 0.23 (0.20) (—)(d) (0.20) 11.14
Class
I
5/31/24
10.03 0.31 0.10 0.41 (0.30) — (0.30) 10.14
5/31/23
10.52 0.28 (0.50) (0.22) (0.27) — (0.27) 10.03
5/31/22
11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
5/31/21
11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
5/31/20
11.13 0.31 0.05 0.36 (0.32) (—)(d) (0.32) 11.17
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4.00% $ 153,548 0.81% 0.79% 2.85% 30%
(2.27) 174,354 0.80 0.79 2.53 6
(6.02) 200,786 0.76 0.76 2.12 17
5.07 199,228 0.77 0.77 2.23 16
3.02 175,578 0.78 0.78 2.60 12
3.17 9,453 1.61 1.59 2.04 30
(3.07) 12,749 1.60 1.59 1.73 6
(6.71) 17,063 1.56 1.56 1.31 17
4.26 20,858 1.57 1.57 1.43 16
2.12 19,708 1.58 1.58 1.80 12
4.19 249,910 0.61 0.59 3.04 30
(2.07) 261,510 0.60 0.59 2.72 6
(5.83) 310,585 0.56 0.56 2.32 17
5.30 329,936 0.57 0.57 2.43 16
3.24 280,596 0.58 0.58 2.80 12

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Virginia
Class
A
5/31/24
$ 10.17 $ 0.33 $ 0.03 $ 0.36 $ (0.34) $ — $ (0.34) $ 10.19
5/31/23
10.54 0.30 (0.40) (0.10) (0.27) — (0.27) 10.17
5/31/22
11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
5/31/21
11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
5/31/20
11.25 0.28 0.05 0.33 (0.30) — (0.30) 11.28
Class
C
5/31/24
10.16 0.25 0.02 0.27 (0.25) — (0.25) 10.18
5/31/23
10.53 0.20 (0.38) (0.18) (0.19) — (0.19) 10.16
5/31/22
11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
5/31/21
11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
5/31/20
11.24 0.19 0.05 0.24 (0.21) — (0.21) 11.27
Class
I
5/31/24
10.14 0.35 0.02 0.37 (0.35) — (0.35) 10.16
5/31/23
10.51 0.32 (0.40) (0.08) (0.29) — (0.29) 10.14
5/31/22
11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
5/31/21
11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
5/31/20
11.23 0.30 0.04 0.34 (0.32) — (0.32) 11.25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
3.55% $ 190,460 0.80% 0.78% 0.79% 0.77% 3.28% 20%
(0.89) 181,817 0.78 0.78 0.78 0.78 2.91 26
(7.68) 211,228 0.76 0.76 0.76 0.76 2.09 27
5.63 266,280 0.77 0.77 0.77 0.77 2.18 6
2.94 228,436 0.78 0.78 0.78 0.78 2.49 10
2.72 8,924 1.60 1.58 1.59 1.57 2.47 20
(1.68) 12,028 1.58 1.58 1.58 1.58 2.10 26
(8.42) 16,787 1.56 1.56 1.56 1.56 1.29 27
4.82 21,904 1.57 1.57 1.57 1.57 1.38 6
2.13 21,219 1.58 1.58 1.58 1.58 1.69 10
3.75 312,144 0.60 0.58 0.59 0.57 3.47 20
(0.68) 298,763 0.58 0.58 0.58 0.58 3.10 26
(7.50) 351,852 0.56 0.56 0.56 0.56 2.29 27
5.86 379,172 0.57 0.57 0.57 0.57 2.37 6
3.06 306,442 0.58 0.58 0.58 0.58 2.69 10

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”),
Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond
Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a
“Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Arizona
$ 14,902
Colorado
13,678
Maryland
21,611
New Mexico
6,533
Pennsylvania
11,176
Virginia
18,402

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 153,768,000 $ – $ 153,768,000
Short-Term Investments:
Municipal Bonds – 1,670,000 – 1,670,000
Total $ – $ 155,438,000 $ – $ 155,438,000
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 458,015,633 $ – $ 458,015,633
Total $ – $ 458,015,633 $ – $ 458,015,633
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 258,813,219 $ – $ 258,813,219
Short-Term Investments:
Municipal Bonds – 4,000,000 – 4,000,000
Total $ – $ 262,813,219 $ – $ 262,813,219
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 67,691,889 $ – $ 67,691,889
Total $ – $ 67,691,889 $ – $ 67,691,889
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 380,209,046 $ 50 $ 380,209,096
Common Stocks – – 23,491,501 23,491,501
Variable Rate Senior Loan Interests – – 8,248 8,248
Short-Term Investments:
Municipal Bonds – 1,960,000 – 1,960,000
Total $ – $ 382,169,046 $ 23,499,799 $ 405,668,845
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 497,742,766 $ – $ 497,742,766
Short-Term Investments:
Municipal Bonds – 4,000,000 – 4,000,000
Total $ – $ 501,742,766 $ – $ 501,742,766

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period.
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows.
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
Pennsylvania
Level 3
Common
Stocks
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Balance at the beginning of period $- $- $-
Gains (losses):
Net realized gains (losses) - - -
Change in net unrealized appreciation (depreciation) - - (56,090)
Purchases at cost - - 100,000
Sales at proceeds - - (35,662)
Net discounts (premiums) - - -
Transfers into 23,491,501 50 -
Transfers (out of) - - -
Balance at the end of period $23,491,501 $50 $8,248
Change in net unrealized appreciation (depreciation) during the period of
Level 3 securities held as of period end $(1,430,597) $(448,745) $(56,090)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Pennsylvania Common Stocks $23,491,501 Enterprise Value EBITDA Multiples 11.50 - 13.50 N/A
Variable Rate Senior
Loan Interests
8,298 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Total $23,499,799
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Pennsylvania
Common Stocks $- $- $- $(23,491,501) $23,491,501 $-
Municipal Bonds $- $- $- $(50) $50 $-

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Arizona
$ 26,004,680 $ 39,621,849
Colorado
155,771,820 135,220,400
Maryland
61,955,084 44,873,304
New Mexico
4,283,416 11,720,253
Pennsylvania
124,086,620 161,697,604
Virginia
107,413,148 93,385,101

Notes to Financial Statements
(continued)
Futures Contracts:
During the current fiscal period, Pennsylvania managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Pennsylvania $ 3,184,017
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Pennsylvania
Futures contracts Equity $ 238,957 $ 66,706

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
Arizona Shares Amount Shares Amount
Subscriptions:
Class A 1,010,859 $10,159,386 2,051,157 $20,387,809
Class C 54,618 540,476 26,133 259,557
Class I 4,410,435 43,901,289 4,922,093 49,184,149
Total subscriptions 5,475,912 54,601,151 6,999,383 69,831,515
Reinvestments of distributions:
Class A 171,632 1,710,401 139,816 1,393,804
Class C 6,024 60,001 5,217 51,956
Class I 208,860 2,081,359 181,736 1,814,523
Total reinvestments of distributions 386,516 3,851,761 326,769 3,260,283
Redemptions:
Class A (1,402,185) (13,925,530) (1,813,920) (18,187,304)
Class C (68,559) (687,359) (131,746) (1,328,915)
Class I (5,995,019) (58,899,803) (5,160,682) (51,523,022)
Total redemptions (7,465,763) (73,512,692) (7,106,348) (71,039,241)
Net increase (decrease) (1,603,335) $(15,059,780) 219,804 $2,052,557
Year Ended
5/31/24
Year Ended
5/31/23
Colorado Shares Amount Shares Amount
Subscriptions:
Class A 3,174,884 $31,689,116 3,715,243 $37,169,527
Class A - automatic conversion of Class C 535 5,455 — —
Class C 124,879 1,253,659 121,790 1,223,418
Class I 14,222,959 141,608,031 15,675,217 156,198,156
Total subscriptions 17,523,257 174,556,261 19,512,250 194,591,101
Reinvestments of distributions:
Class A 509,786 5,081,126 430,858 4,304,292
Class C 23,824 236,915 23,942 238,675
Class I 847,136 8,438,567 661,499 6,603,180
Total reinvestments of distributions 1,380,746 13,756,608 1,116,299 11,146,147
Redemptions:
Class A (3,816,370) (37,844,836) (5,176,688) (51,522,909)
Class C (456,803) (4,558,916) (551,359) (5,489,667)
Class C - automatic conversion to Class A (536) (5,455) — —
Class I (13,222,136) (129,428,864) (17,135,622) (169,690,446)
Total redemptions (17,495,845) (171,838,071) (22,863,669) (226,703,022)
Net increase (decrease) 1,408,158 $16,474,798 (2,235,120) $(20,965,774)

Notes to Financial Statements
(continued)
Year Ended
5/31/24
Year Ended
5/31/23
Maryland Shares Amount Shares Amount
Subscriptions:
Class A 1,828,895 $17,909,968 1,732,808 $16,944,239
Class A - automatic conversion of Class C 4,279 42,139 3,638 35,822
Class C 72,863 712,511 124,262 1,197,719
Class I 11,340,964 109,475,372 9,751,842 94,300,283
Total subscriptions 13,247,001 128,139,990 11,612,550 112,478,063
Reinvestments of distributions:
Class A 217,213 2,107,589 189,893 1,843,365
Class C 8,261 79,865 9,480 91,602
Class I 386,076 3,745,332 336,648 3,265,790
Total reinvestments of distributions 611,550 5,932,786 536,021 5,200,757
Redemptions:
Class A (2,066,530) (20,054,652) (2,321,548) (22,592,017)
Class C (196,086) (1,895,190) (383,042) (3,698,922)
Class C - automatic conversion to Class A (4,297) (42,139) (3,652) (35,822)
Class I (10,199,568) (95,610,056) (10,503,222) (101,271,036)
Total redemptions (12,466,481) (117,602,037) (13,211,464) (127,597,797)
Net increase (decrease) 1,392,070 $16,470,739 (1,062,893) $(9,918,977)
Year Ended
5/31/24
Year Ended
5/31/23
New Mexico Shares Amount Shares Amount
Subscriptions:
Class A 388,424 $3,688,969 648,962 $6,106,307
Class C 13,823 131,668 18,129 174,440
Class I 1,339,193 12,797,184 1,229,435 11,775,553
Total subscriptions 1,741,440 16,617,821 1,896,526 18,056,300
Reinvestments of distributions:
Class A 114,742 1,089,747 109,661 1,045,044
Class C 2,806 26,710 2,757 26,305
Class I 73,583 702,401 60,147 575,552
Total reinvestments of distributions 191,131 1,818,858 172,565 1,646,901
Redemptions:
Class A (1,163,622) (11,013,667) (1,765,283) (16,873,649)
Class C (50,742) (479,216) (55,593) (531,702)
Class I (1,625,107) (15,258,353) (1,261,254) (12,057,045)
Total redemptions (2,839,471) (26,751,236) (3,082,130) (29,462,396)
Net increase (decrease) (906,900) $(8,314,557) (1,013,039) $(9,759,195)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
5/31/24
Year Ended
5/31/23
Pennsylvania Shares Amount Shares Amount
Subscriptions:
Class A 2,984,674 $29,421,527 6,919,131 $69,090,468
Class A - automatic conversion of Class C 38,537 385,285 10,021 101,368
Class C 61,507 621,046 148,776 1,460,760
Class I 11,767,362 117,461,621 9,550,702 96,053,778
Total subscriptions 14,852,080 147,889,479 16,628,630 166,706,374
Reinvestments of distributions:
Class A 417,420 4,205,189 396,743 4,006,067
Class C 20,869 209,523 23,012 231,339
Class I 505,361 5,083,091 486,841 4,905,693
Total reinvestments of distributions 943,650 9,497,803 906,596 9,143,099
Redemptions:
Class A (5,672,294) (56,307,607) (9,031,447) (90,451,789)
Class C (382,961) (3,850,536) (514,063) (5,184,508)
Class C - automatic conversion to Class A (38,679) (385,285) (10,064) (101,368)
Class I (13,696,081) (133,742,257) (13,495,505) (135,674,537)
Total redemptions (19,790,015) (194,285,685) (23,051,079) (231,412,202)
Net increase (decrease) (3,994,285) $(36,898,403) (5,515,853) $(55,562,729)
Year Ended
5/31/24
Year Ended
5/31/23
Virginia Shares Amount Shares Amount
Subscriptions:
Class A 4,533,971 $45,572,994 5,139,065 $51,909,025
Class A - automatic conversion of Class C 581 5,929 1,654 17,072
Class C 87,492 893,090 146,780 1,503,452
Class I 16,205,022 163,751,627 20,289,097 205,207,486
Total subscriptions 20,827,066 210,223,640 25,576,596 258,637,035
Reinvestments of distributions:
Class A 507,139 5,159,733 415,669 4,222,645
Class C 22,020 223,624 23,769 241,273
Class I 692,919 7,028,120 609,495 6,177,485
Total reinvestments of distributions 1,222,078 12,411,477 1,048,933 10,641,403
Redemptions:
Class A (4,228,013) (42,659,975) (7,719,243) (78,101,557)
Class C (416,249) (4,235,029) (579,284) (5,880,926)
Class C - automatic conversion to Class A (581) (5,929) (1,656) (17,072)
Class I (15,641,786) (154,655,945) (24,906,961) (249,985,906)
Total redemptions (20,286,629) (201,556,878) (33,207,144) (333,985,461)
Net increase (decrease) 1,762,515 $21,078,239 (6,581,615) $(64,707,023)

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 160,060,327 $ 1,002,625 $ (5,624,952) $ (4,622,327)
Colorado
461,642,188 4,619,215 (8,245,770) (3,626,555)
Maryland
272,976,131 1,773,189 (11,936,101) (10,162,912)
New Mexico
70,026,633 409,499 (2,744,243) (2,334,744)
Pennsylvania
430,731,346 16,295,757 (41,358,258) (25,062,501)
Virginia
506,135,986 10,118,311 (14,511,531) (4,393,220)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 556,744 $ — $ — $ (4,622,327) $ (12,911,464) $ — $ (408,159) $ (17,385,206)
Colorado
2,116,348 — — (3,626,555) (42,314,481) — (1,381,774) (45,206,462)
Maryland
1,120,931 256 — (10,162,912) (20,488,921) — (742,140) (30,272,786)
New Mexico
205,689 — — (2,334,744) (5,548,307) — (183,281) (7,860,643)
Pennsylvania
1,415,468 73,213 — (25,062,501) (11,147,882) — (1,111,738) (35,833,440)
Virginia
2,202,880 428 — (4,393,220) (51,622,612) — (1,491,054) (55,303,578)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June 3, 2024.
5/31/24 5/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Arizona
$ 4,838,895 $ — $ — $ 4,401,272 $ 5,482 $ —
Colorado
15,579,775 — — 12,950,227 — —
Maryland
8,210,176 1,090 — 7,115,676 200,360 —
New Mexico
2,259,802 — — 2,047,077 — —
Pennsylvania
12,291,028 8,866 — 12,081,070 51,651 —
Virginia
16,375,263 268 — 14,172,270 56,951 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Arizona
$ 3,607,775 $ 9,303,689 $ 12,911,464
Colorado
12,660,548 29,653,933 42,314,481
Maryland
6,430,575 14,058,346 20,488,921
New Mexico
1,334,356 4,213,951 5,548,307
Pennsylvania
2,266,456 8,881,426 11,147,882
Virginia
18,031,395 33,591,217 51,622,612

8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of May 31, 2024, the complex-level fee rate for each Fund was as follows:
Effective May 1, 2024, the Adviser has agreed to waive fees and/or reimburse expenses of Virginia through July 31, 2026 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Complex-Level Fee
Arizona
0.1577%
Colorado
0.1577%
Maryland
0.1577%
New Mexico
0.1577%
Pennsylvania
0.1577%
Virginia
0.1577%
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 4,829,858 $ 9,004,491 $ (888,111)
Colorado
30,838,497 25,561,192 (1,358,886)
Maryland
— — —
New Mexico
972,630 — —
Pennsylvania
— — —
Virginia
10,503,225 1,895,300 (169,346)

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Arizona
$ 55,935 $ 54,933
Colorado
236,057 228,813
Maryland
133,530 130,018
New Mexico
34,614 32,970
Pennsylvania
47,640 45,641
Virginia
226,690 219,649
Fund
Commission
Advances
(Unaudited)
Arizona
$ 67,880
Colorado
204,839
Maryland
137,179
New Mexico
23,174
Pennsylvania
38,388
Virginia
181,231
Fund
12b-1 Fees
Retained
(Unaudited)
Arizona
$ —
Colorado
11,831
Maryland
4,239
New Mexico
—
Pennsylvania
8,869
Virginia
15,229
Fund
CDSC
Retained
(Unaudited)
Arizona
$ 3,337
Colorado
13,464
Maryland
6,409
New Mexico
303
Pennsylvania
4,067
Virginia
1,416

Notes to Financial Statements
(continued)
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Fund
Maximum
Outstanding
Balance
Arizona
$ 1,741,677
Colorado
6,174,362
Maryland
10,800,000
New Mexico
—
Pennsylvania
21,000,000
Virginia
17,000,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
6 $ 1,024,071 6.41%
Colorado
4 6,174,362 6.53
Maryland
28 5,868,198 6.53
New Mexico
— — —
Pennsylvania
24 7,238,054 6.42
Virginia
37 5,932,064 6.51

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
1
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
1
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Arizona $ —
Colorado —
Maryland —
New Mexico —
Pennsylvania —
Virginia —
Fund Percentage
Arizona
– %
Colorado
–
Maryland
–
New Mexico
–
Pennsylvania
100 .0
Virginia
–
1
Exempt Interest Dividends are not DRD eligible.
Fund Percentage
Arizona
– %
Colorado
–
Maryland
–
New Mexico
–
Pennsylvania
100 .0
Virginia
–
1
Exempt Interest Dividends are not QDI eligible.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust I approved, for each respective fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

2

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●     For Nuveen Arizona Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-year period ended December 31, 2023. The Fund also ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●     For Nuveen Colorado Municipal Bond Fund, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund, however, ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and March 31, 2024 and second quartile for the three-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●     For Nuveen Maryland Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2024, the Fund outperformed its benchmark for the one-and five-year periods ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●     For Nuveen New Mexico Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one-and five-year periods ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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●     For Nuveen Pennsylvania Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and second quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023. The Fund also ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

●     For Nuveen Virginia Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and second quartile for the five-year period ended December 31, 2023. The Fund also ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●     For Nuveen Arizona Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Universe and net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●     For Nuveen Colorado Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was slightly above (within 5 basis points of) the Expense Group median, the Fund’s net total expense ratio matched the Expense Group median.

●     For Nuveen Maryland Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and fourth quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●     For Nuveen New Mexico Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median.

●     For Nuveen Pennsylvania Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●     For Nuveen Virginia Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group. In addition, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and actual management fee rate ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median. The Board, however, considered that the Adviser to the Fund agreed to implement a temporary expense cap for the Fund that will expire on July 31, 2026.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

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E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust I

Date: August 6, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: August 6, 2024	By: /s/ E. Scott Wickerham E. Scott Wickerham Vice President and Controller (principal financial officer)